--------------------------------------------------------------------------------
                        Prospectus: September 22, 1995
--------------------------------------------------------------------------------

                          TRANSAMERICA PREMIER FUNDS
                                INVESTOR SHARES

                       TRANSAMERICA PREMIER EQUITY FUND

                        TRANSAMERICA PREMIER INDEX FUND

                        TRANSAMERICA PREMIER BOND FUND

                      TRANSAMERICA PREMIER BALANCED FUND

            TRANSAMERICA PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND

                    TRANSAMERICA PREMIER CASH RESERVE FUND

--------------------------------------------------------------------------------
 YOUR GUIDE This guide (the              Each Fund and each class of each Fund
 "Prospectus") will provide you with     has its own levels of expenses and
 helpful insights and details about the  charges. The minimum investment is
 Transamerica Premier Funds. It is       $1,000 per Fund, or less in some
 intended to give you what you need to   instances. See "Minimum Investment
 know before investing. Please read it   Amounts" on page 36.
 carefully and save it for future
 reference.                              FOR ADDITIONAL INFORMATION AND
                                         ASSISTANCE For additional details
 TRANSAMERICA INVESTORS Transamerica     about the Funds, you can call 1-800-89-
 Investors, Inc. (also referred to as    ASK-US (1-800-892-7587), or write to
 the Company or we, us, or our) is an    Transamerica Investors, P.O. Box 9232,
 openend, management investment          Boston, Massachusetts 02205-9232. A
 company. We are a mutual fund company   free Statement of Additional
 that offers a number of portfolios,     Information (the "SAI"), which has
 known as the Transamerica Premier       been filed with the Securities and
 Funds. Each Fund is managed separately  Exchange Commission, is available by
 and has its own investment objective,   calling the above number. The SAI is a
 strategies and policies designed to     part of this Prospectus by reference.
 meet different goals.
--------------------------------------------------------------------------------

THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE TRANSAMERICA PREMIER CASH RESERVE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              [LOGO APPEARS HERE]

                                         CONTENTS

Here's where you can                     SECTION                                                       All of the fees and
get a quick overview                                                                                   expenses are spelled
of the Funds' invest                     THE TRANSAMERICA PREMIER FUNDS AT A GLANCE P.3                out here, so you can
ment objectives,                                                                                       see how these costs
strategies, and poli-                    FUND EXPENSES                              p.5                compare with other
cies, and see if                                                                                       funds.
you're the type of
investor who might                       INVESTMENT ADVISER'S PERFORMANCE           P.7                Read this section for
be interested in these                                                                                 information about the
Funds.                                   THE MANAGEMENT TEAM                       p.12                Investment Adviser,
                                                                                                       including some
                                                                                                       investment perfor-
Your tolerance for                       TRANSAMERICA PREMIER FUNDS IN DETAIL      p.13                mance numbers you
risk is one major part                                                                                 can use to compare
of your investment                       A GENERAL DISCUSSION ABOUT RISK           p.25                with other funds.
decision. You should
be aware of several
types of risk related                    INVESTMENT PROCEDURES AND RISK
to the Funds, which                      CONSIDERATIONS FOR THE FUNDS              p.26
are explained in this
section.                                 SHAREHOLDER SERVICES                      p.33                We offer a number of
                                                                                                       services that make
                                                                                                       investing in the
These sections can                       OPENING YOUR ACCOUNT                      p.34                Funds simple and
help you understand                                                                                    efficient, like our
how the Transamerica                     HOW TO BUY ADDITIONAL SHARES              p.35                Automatic
Premier Funds                                                                                          Investment Plan.
can be easily and                        HOW TO SELL SHARES                        p.37                This section lists and
conveniently used to                                                                                   describes these
meet your needs.                         HOW TO EXCHANGE SHARES                    p.40                special services.

The minimum invest-                      OTHER INVESTOR REQUIREMENTS AND SERVICES  p.41
ment is $1,000 per
Fund, or less in some                    DIVIDENDS AND CAPITAL GAINS               p.43                One of the advan-
instances.                                                                                             tages of investing in
                                         WHAT ABOUT TAXES?                         p.44                mutual funds is the
                                                                                                       potential to receive
                                         SHARE PRICE                               p.45                dividends and/or capital
                                                                                                       gains. You choose how you
                                         INVESTMENT ADVISER AND ADMINISTRATOR      p.47                want to receive these.

                                         GENERAL INFORMATION                       p.49

--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  THE TRANSAMERICA PREMIER FUNDS AT A GLANCE
--------------------------------------------------------------------------------

                                        THE TRANSAMERICA PREMIER FUNDS
                                                 AT A GLANCE

                               The Transamerica Premier Funds consist of six diversified Funds with different investment objectives and risk levels, which invest in a range of securities types. There is no guarantee that these investment objectives will be met. These short descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "Transamerica Premier Funds in Detail" on page 13. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations for the Funds" on page 26.

                               TRANSAMERICA PREMIER EQUITY FUND

                               . We seek to maximize long-term growth for this
                                 Fund.

                               . We invest primarily in common stocks of growth
                                 companies that we consider to be premier companies that are under-valued in the stock market.

                               . The Fund is intended for investors who wish to
                                 participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

                               TRANSAMERICA PREMIER INDEX FUND

                               . We seek to track the performance of the
                                 Standard & Poor's 500 Composite Stock Price
                                 Index, also known as the S&P 500 Index, for this Fund.

                               . We attempt to reproduce the overall investment
                                 characteristics of the S&P 500 Index by using a combination of management techniques. Our stock purchases reflect the S&P 500 Index, but we make no attempt to forecast general market movements.

                               . The Fund is intended for investors who wish to
                                 participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

                               TRANSAMERICA PREMIER BOND FUND

                               . We seek to achieve a high total return (income
                                 plus capital changes) from fixed income
                                 securities consistent with preservation of principal for this Fund.

                               . We invest primarily in a diversified selection
                                 of investment grade corporate and government bonds and mortgage-backed securities.

                               . The Fund is intended for investors who wish to
                                 invest in a diversified portfolio of bonds.
                                 Investors should have the perspective,
                                 patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from undervalued bonds.

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                         THE PREMIER FUNDS AT A GLANCE
--------------------------------------------------------------------------------

                               TRANSAMERICA PREMIER BALANCED FUND

                               . We seek to achieve long-term capital growth and
                                 current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Fund.

                               . We invest in a diversified selection of common
                                 stocks, bonds, and money market instruments and other short-term debt securities.

                               . The Fund is intended for investors who wish to
                                 participate in both the equity and debt
                                 markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.

                               TRANSAMERICA PREMIER SHORT-INTERMEDIATE
                               GOVERNMENT FUND

                               . We seek to achieve a high level of current
                                 income with the security of investing in government securities for this Fund.

                               . We generally invest in securities issued or
                                 guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions. The Fund will have a dollar-weighted average maturity of more than two years, but less than five years.

                               . The Fund is intended for investors who wish to
                                 earn higher income than is available from money market funds. Investors should have the perspective and patience to accept the additional price fluctuation for the advantage of earning generally higher returns than is available from money market funds.

                               TRANSAMERICA PREMIER CASH RESERVE FUND

                               . We seek to maximize current income from money
                                 market securities consistent with liquidity and preservation of principal for this Fund.

                               . This is a money market fund. We invest
                                 primarily in high quality U.S. dollar-
                                 denominated money market instruments with remaining maturities of 13 months or less.

                               . The Fund provides a low risk, relatively low
                                 cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.

--------------------------------------------------------------------------------
SHARES OF THESE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. THESE FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 FUND EXPENSES
--------------------------------------------------------------------------------

                               Each Fund bears the costs of its operations.
                               These costs may include, but are not limited to, fees for investment adviser, distribution, shareholder service, independent directors, professional and brokerage services, security pricing services, custody, transfer agency, recordkeeping services, insurance, federal and state registration, amortized expenses, taxes, and any extraordinary expenses.

                                  Each Fund is available in two classes of
                               shares: Investor Shares and Adviser Shares. Each class of shares will be charged separately for expenses related solely to that class. Each class of shares may have different sales charges and other expenses, which may affect performance. Fund expenses that are not class specific will be allocated between the classes based on the net assets of each class. This Prospectus describes only Investor Shares.

                                  INVESTOR SHARES Investor Shares are available
                               on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other institutional investors from Transamerica Securities Sales Corporation ("TSSC"), the Distributor. For a listing of applicable Pension and Retirement Savings Programs, see "Pension and Retirement Savings Programs" on page 52.


                                  Adviser Shares are available only to Pension
                               and Retirement Savings Programs and other
                               institutional investors, and only from registered
                               representatives of Transamerica Financial
                               Resources, Inc. ("TFR"), or other registered
                               broker-dealers authorized by the Board of
                               Directors and TSSC. Individual investors can buy
------------------------------ Adviser Shares only for an Individual Retirement
 SHAREHOLDER TRANSACTION       Account ("IRA") or through a program sponsored by
 EXPENSES ARE CHARGES YOU PAY  their employer, that is offered by a registered
 AT THE TIME YOU BUY OR SELL   representative (i.e., broker). To receive a free
 SHARES IN A FUND.             prospectus about Adviser Shares, contact a TFR
------------------------------ representative or call 1-800-275-8714.

SHAREHOLDER TRANSACTION EXPENSES
PREMIER FUNDS                                                            SHORT INTERM
TRANSACTION EXPENSES           EQUITY     INDEX     BOND     BALANCED    GOVERNMENT  RESERVE
--------------------------------------------------------------------------------------------
Sales Charge on Purchases/1/   None       None      None     None        None        None
--------------------------------------------------------------------------------------------
Redemption Fee                 None       None      None     None        None        None
--------------------------------------------------------------------------------------------
Sales Charge on
Reinvested Dividends           None       None      None     None        None        None
--------------------------------------------------------------------------------------------
Exchange Fee                   None       None      None     None        None        None
--------------------------------------------------------------------------------------------
Contingent Deferred
Sales Charge                   None       None      None     None        None        None
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 FUND EXPENSES
--------------------------------------------------------------------------------

ESTIMATED ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)


                                                                OTHER             TOTAL OPERATING
                                                                EXPENSES          EXPENSES AFTER
                             ADVISER FEE                        AFTER REIM-       WAIVER AND
FUND                         AFTER WAIVER/2/    12B-1 FEE/3/    BURSEMENT/4/      REIMBURSEMENT/5/
--------------------------------------------------------------------------------------------------
Premier Equity               0.85%              0.25%           0.40%             1.50%
--------------------------------------------------------------------------------------------------
Premier Index                0.30%              0.10%           0.30%             0.70%
--------------------------------------------------------------------------------------------------
Premier Bond                 0.60%              0.25%           0.45%             1.30%
--------------------------------------------------------------------------------------------------
Premier Balanced             0.75%              0.25%           0.45%             1.45%
--------------------------------------------------------------------------------------------------
Premier Short-
Intermediate Government      0.50%              0.25%           0.10%             0.85%
--------------------------------------------------------------------------------------------------
Premier Cash Reserve         0.35%              0.10%           0.25%             0.70%
--------------------------------------------------------------------------------------------------

------------------------------
 ANNUAL FUND OPERATING         The preceding tables summarize actual transaction
 EXPENSES ARE PAID AT A DAILY  expenses and anticipated operating expenses. The
 RATE OUT OF THE FUND'S        purpose of the tables is to assist you in
 ASSETS. WE CALCULATE THE      understanding the varying costs and expenses you
 SHARE PRICE AND ANY           will bear directly or indirectly. Without any fee
 DIVIDENDS AFTER THESE         waiver by the Investment Adviser or expense
 EXPENSES ARE PAID.            reimbursement by the Administrator, the estimated
------------------------------ total operating expenses for the first year of the Funds' operation, based on $50 million of assets in each Fund, are 3.26%, 2.77%, 3.10%, 3.16%, 2.90% and 2.62%, respectively.

EXAMPLE
Using the above tables of transaction expenses and operating expenses,6 you would pay the following expenses based on a $1,000 investment. The expenses shown assume a 5% annual return. The expenses are the same whether or not you redeem your shares at the end of each time period. We may assess an annual fee against accounts used as IRA's or SEP's. For more information on this fee, see "IRA/SEP Accounts" on page 34.

FUND                          1 YEAR   3 YEARS
----------------------------------------------------------
Premier Equity                $15      $47
----------------------------------------------------------
Premier Index                 $ 7      $22
----------------------------------------------------------
Premier Bond                  $13      $41
----------------------------------------------------------
Premier Balanced              $15      $46
----------------------------------------------------------
Premier Short-
Intermediate Government       $ 9      $27
----------------------------------------------------------
Premier Cash Reserve          $ 7      $22
----------------------------------------------------------

------------------------------------------------------------------------------
THE INFORMATION CONTAINED IN THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.
------------------------------------------------------------------------------

1. Although there is no sales charge, there is a 12b-1 fee. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of another fund's sales charges.
2. See "Adviser Fee" on page 48.
3. 12b-1 fees cover costs of advertising and marketing the Funds. For more information on 12b-1 fees, see "Distribution Plan" on page 50.
4. "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page 12. Other expenses include expenses not covered by the Adviser Fee or the 12b-1 fee. See "Distribution Plan" on page 50. This can include fees and expenses attributable solely to a particular class of shares, such as those for transfer agent and administrative

--------------------------------------------------------------------------------
                       INVESTMENT ADVISER'S PERFORMANCE
--------------------------------------------------------------------------------

personnel; preparing, printing, mailing and distributing materials to shareholders of a particular class; state and federal registration fees; legal and accounting fees; directors' fees and expenses incurred as a result of issues relating solely to a class; and fees and payments for specific class services including account maintenance, dividend disbursing or subaccounting services; or administration of a dividend reinvestment, systematic investment or withdrawal plan.
5. "Total Operating Expenses" include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive their Adviser Fee and the Administrator has agreed to assume any other operating expenses for each Fund, other than certain extraordinary or non-recurring expenses, which together exceed a specified percentage of the average daily net assets of that Fund until the earlier of October 1, 1996 or such time as the Fund's assets exceed $50 million. The specified percentages are 1.50% for the Premier Equity Fund, 0.70% for the Premier Index Fund, 1.30% for the Premier Bond Fund, 1.45% for the Premier Balanced Fund, 0.85% for the Premier Short-Intermediate Government Fund, and 0.70% for the Premier Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield.
6. The expenses in the example assume no fees for IPA or SEP accounts.

                                             INVESTMENT ADVISER'S
                                                  PERFORMANCE

------------------------------
 THE PERFORMANCE FIGURES FOR     Because Transamerica Investors, Inc. is a new
 FIVE INVESTMENT FUNDS WHICH   mutual company, established in 1995, there is no
 HAVE THE SAME INVESTMENT      past performance information available for the
 ADVISER AND USE THE SAME      Premier Funds. However, the Investment Adviser,
 BASIC INVESTMENT STRATEGIES   Transamerica Investment Services, Inc., has been
 AS THE CORRESPONDING          managing segregated investment accounts (or
 PREMIER FUNDS. THIS DEMON     "separate accounts") for pension clients of
 STRATES THE INVESTMENT        Transamerica Corporation's affiliate companies
 ADVISER'S INVESTMENT TRACK    for over ten years. The Investment Adviser's
 RECORD.                       performance in managing these investments was a
------------------------------ key factor in our decision to offer mutual funds to the public. This performance is illustrated in the tables and graphs that follow.

                                 Five of the Funds described in this Prospectus
                               have substantially the same investment objectives and policies and use the same investment strategies and techniques as the similarly named, but unrelated, separate accounts managed by the Investment Adviser. However, there can be no assurance that their performance will be the same. The Funds may have total assets which will be more or less than the total assets in the separate accounts. The Investment Adviser believes that asset size is not a significant factor in the Funds' ability to achieve their investment objectives.

                                 For comparison purposes, the five separate
                               accounts match up to the Premier Funds as follows:

                               SEPARATE ACCOUNTS                        PREMIER FUNDS
                               ---------------------------------------------------------------------------
                               Equity Separate Account                  Transamerica Premier Equity Fund
                               ---------------------------------------------------------------------------
                               Equity Index Separate Account            Transamerica Premier Index Fund
                               ---------------------------------------------------------------------------
                               Bond Separate Account                    Transamerica Premier Bond Fund
                               ---------------------------------------------------------------------------
                               Balanced Separate Account                Transamerica Premier Balanced Fund
                               ---------------------------------------------------------------------------
                               Cash Management Separate Account         Transamerica Premier Cash
                                                                        Reserve Fund
                               ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       INVESTMENT ADVISER'S PERFORMANCE
--------------------------------------------------------------------------------

                               The following table shows how the separate accounts' annualized performance compares to recognized industry indexes over the last one-year, three-year, and five-year periods.

                        SEPARATE ACCOUNT PERFORMANCE/1/

                                               1       3       5       Since
Seperate Account of Index                    Year    Years   Years  Inception/2/
Equity Separate Account                      44.02%  26.38%  23.84%  20.69%
S&P 500 Index                                26.07%  13.26%  12.09%  10.51%

Equity Index Separate Account                25.45%  12.62%  11.46%  13.47%
S&P 500 Index                                26.07%  13.26%  12.09%  13.72%

Bond Separate Account                        15.80%  10.13%  11.54%  13.13%
Lehman Brothers Govt/Corporate Index         12.77%   7.93%   9.61%  10.44%

Balanced Separate Account                    37.54%     --      --   17.38%
60% S&P 500 Index and
40% Lehman Brothers Govt/Corporate Index     20.75%     --      --    9.57%

Cash Management Separate Account              5.00%   3.56%   4.44%   6.94%
IBC/Donoghue First Tier Index/3/              4.95%   3.51%   4.37%   6.88%

1 Figures are as of 6/30/95
-- Prior to separate account inception
2 Inception dates: Equity - 10/1/87; Equity Index-10/1/86; Bond-5/1/83;
  Balanced-4/1/93; Cash Management-1/3/82
3 IBC's Money Fund ReportTM-All Taxable, First Tier

                                 The Investment Adviser has had a history of
                               successfully investing in the three basic investment categories: equity, bond, and money markets. Following are graphs of the three separate accounts representing those categories, showing their performance since inception compared with the performance of recognized industry indexes for each investment category.

                                 Rates of return shown are calculated using a
                               time-weighted total rate of return with each period linked to create the long-term rates of return. Results for periods longer than one year are annualized. This method was used for each separate account and will also be used for each of the Funds. Beginning on October 1, 1992, the separate account values were calculated daily and cash flows were daily. Prior to that date, separate account valuations and cash flows were monthly.

--------------------------------------------------------------------------------
                       INVESTMENT ADVISER'S PERFORMANCE
--------------------------------------------------------------------------------

                                             EQUITY SEPARATE ACCOUNT

                               The following graph shows that $1,000 invested in the Equity Separate Account at its inception on October 1, 1987 would have grown to about $4,293 as of June 30, 1995. This is equivalent to a 20.69% return per year. By comparison, $1,000 invested at the same time in S&P 500 Index securities would have grown to only about $2,169. The S&P 500 Index is a selection of 500 common stocks designed to be a benchmark for the equity market in general.

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                       INVESTMENT ADVISER'S PERFORMANCE
--------------------------------------------------------------------------------
                                             BOND SEPARATE ACCOUNT

                               The following graph shows that $1,000 invested in the Bond Separate Account at its inception on May 1, 1983 would have grown to about $4,487 as of June 30, 1995. This is equivalent to a 13.13% return per year. By comparison, $1,000 invested at the same time in Lehman Brothers Government/Corporate Index securities would have grown to only about $3,348. The Lehman Brothers Government/Corporate Index is a mixture of both corporate and government bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's or Standard & Poor's.

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                       INVESTMENT ADVISER'S PERFORMANCE
--------------------------------------------------------------------------------

                                               CASH MANAGEMENT
                                               SEPARATE ACCOUNT

                               The following graph shows that $1,000 invested in the Cash Management Separate Account at its inception on January 3, 1982 would have grown to about $2,417 as of June 30, 1995. This is equivalent to a 6.94% return per year. And $1,000 invested at the same time in IBC/Donoghue First Tier Index securities would have grown to about $2,399. The IBC/Donoghue First Tier Index is a composite of taxable money market funds that meet the SEC's definition of first tier securities.

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                              THE MANAGEMENT TEAM
--------------------------------------------------------------------------------

                                 Performance for the separate accounts is shown
                               after reduction for investment management and administrative charges. The industry indexes shown in the previous graphs are used for comparison purposes only. They are unmanaged indexes that have no management fees or expense charges, and they are not available for investment. Performance figures are based on historical earnings. They are not intended to indicate future performance.

                                 As you can see, the separate accounts have good
                               long-term performance records compared with the indexes. Keep in mind the Premier Funds' performance may differ from the separate accounts' performance. Some reasons for this difference are timing of purchases and sales, availability of cash for new investments, brokerage commissions, and diversification of securities. It's possible that by using different performance-determining methods than we've used here, the results could vary. You should not rely on this performance data when deciding whether to invest in a particular Premier Fund. Past performance of the separate accounts is no guarantee of future results for the Funds.

                                             THE MANAGEMENT TEAM

                                 Responsibility for the management and
                               supervision of the Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

                                 The Funds' Investment Adviser is Transamerica
                               Investment Services, Inc. (the "Investment
                               Adviser"), 1150 S. Olive Street, Los Angeles, California 90015. The Investment Adviser's duties include, but are not limited to: (1) supervising and managing the investments of each Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the investment objective, strategies, and policies and comply with government regulations. For more information on Fund management, see "Investment Adviser and Administrator" on page 47.

                                 The Funds' Administrator is Transamerica
                               Occidental Life Insurance Company (the
                               "Administrator"), 1150 S. Olive Street, Los
                               Angeles, California 90015. The Administrator's duties include, but are not limited to: (1) providing the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) registering the Fund shares with the Securities and Exchange Commission

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                               (the "SEC") and with those states and other
                               jurisdictions where its shares are offered or sold and arranging periodic updating of the Funds' prospectus; (3) providing proxy materials and reports to Fund shareholders and the SEC; and
                               (4) providing the Funds with adequate office space and all necessary office equipment and services.

                                 Transamerica Occidental Life Insurance Company
                               is a wholly owned subsidiary of Transamerica
                               Insurance Corporation of California. Both
                               Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

                                                  TRANSAMERICA
                                             PREMIER FUNDS IN DETAIL

                               FUND OBJECTIVES, STRATEGIES AND POLICIES The investment objectives, strategies, and policies of each Fund are described below. There is also a section for each Fund giving some points to consider when investing in that Fund's shares. The "Some Points to Consider When Investing"
                               section is designed to suggest circumstances for investing in that Fund, and give you a better understanding of the Fund.

                               FUND RISKS The "Investment Procedures and Risk Considerations for the Funds" section on page 26 details specific risks of the types of securities in which the Funds invest.

                               TRANSAMERICA PREMIER EQUITY FUND

                               INVESTMENT OBJECTIVE We seek to maximize long-term growth for this Fund.

------------------------------
 FOR THE TRANSAMERICA PREMIER  INVESTMENT STRATEGIES AND POLICIES We invest
 EQUITY FUND, WE GENERALLY     primarily in common stocks of growth companies
 FOCUS ON GROWTH STOCKS OF     that we consider to be premier companies that are
 WHAT WE CONSIDER TO BE        undervalued in the stock market. We believe
 PREMIER COMPANIES.            premier companies have: managements that
------------------------------ demonstrate their outstanding capabilities through a combination of superior track records and well-defined plans for the future; low cost proprietary products; dominance in market share or specialized market niches; strong earnings and cash flows to finance future growth; or shareholder orientation by increasing dividends, stock repurchases, and strategic acquisitions.

                                 We also select companies for their potential
                               for growth based upon trends in the U.S. economy. Some major trends

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                               have included: a) the aging of baby boomers; b)
                               the proliferation of communication and
                               information technologies; c) the shift toward financial assets rather than real estate or other tangible assets; and d) the continuing increase in U.S. productivity.

                                 We focus on growth stocks for this Fund. We
                               will generally invest at least 65% of the Fund's assets in common stocks. We may also invest in preferred stocks, warrants, and bonds convertible into common stocks. When the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. It is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page 22.

                                 We may buy foreign securities if they meet the
                               same criteria described above for the Fund's investments in general. We may invest as much as 20% of its assets in foreign securities. At times the Fund may have no foreign investments. Foreign securities we purchase will be those traded on the U.S. exchanges as American depositary receipts ("ADR's"). ADR's are registered stocks of foreign companies which trade on U.S. stock exchanges.

------------------------------
 STOCK PRICES GO UP AND DOWN, SOME POINTS TO CONSIDER WHEN INVESTING Since we ESPECIALLY OVER A SHORT-TERM invest primarily in common stocks, our
 HORIZON. SO IF YOU INVEST IN  investments are subject to stock market price
 THE TRANSAMERICA PREMIER      volatility. Price volatility means that stock
 EQUITY FUND YOU SHOULD BE     prices can go up or down due to a variety of
 WILLING TO ACCEPT THESE       economic and market conditions.
 KINDS OF PRICE SWINGS WHILE
 FOCUSING ON THE LONG-TERM       However, we attempt to lessen price volatility
 INVESTMENT OBJECTIVE.         by focusing on the potential for each prospective
------------------------------ holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Fund is constructed one stock at a time. Each company passes through our research process and in our opinion stands on its own merits as a viable investment. Our proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth. We believe a rising stock market will tend to provide significant opportunities for these fundamental improvements to be reflected in stock prices. We believe these stocks to have stable inherent value under most circumstances and tend to be better protected in a general declining market.

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                                 The Fund is intended for investors who have the
                               perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.

                               TRANSAMERICA PREMIER INDEX FUND
------------------------------
 THE TRANSAMERICA PREMIER      INVESTMENT OBJECTIVE We seek to track the
 INDEX FUND IS AN EASY WAY     performance of the Standard & Poor's 500
 FOR YOU TO INVEST IN THE      Composite Stock Price Index, also known as the
 OVERALL STOCK MARKET SINCE    S&P 500 Index (the "Index"), for this Fund.
 THE FUND WILL TRACK THE 500
 STOCKS IN THE S&P 500.        INVESTMENT STRATEGIES AND POLICIES To achieve the
------------------------------ Fund's objective, we use a combination of management techniques. We purchase common stocks, S&P 500 Stock Index futures, S&P 500 Stock Index options, and short-term instruments in varying proportions. For common stocks, investment decisions are based solely on the market proportions of securities which are included in the Index. The only exception is that Transamerica Corporation common stock will not be purchased. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

                                 The Index is an unmanaged index which assumes
                               reinvestment of dividends and is generally considered representative of U.S. large capitalization stocks. The Index is composed of 500 common stocks of large capitalization companies that are chosen by Standard and Poor's Corporation on a statistical basis. The inclusion of a stock in the Index in no way implies that Standard & Poor's Corporation believes the stock to be an attractive investment. The 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 70% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its market value.

                                 Because of the market value weighting, the 50
                               largest companies in the Index currently account for approximately 50% of the Index. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. As of June 30, 1995, the five companies with the largest weighting in the Index were: General Electric (2.4%), Exxon Corporation (2.2%), AT&T Corporation (2.1%), Coca Cola (2.0%), and Royal Dutch Petroleum (1.6%). The Investment Adviser routinely compares the Fund's composition to the Index and rebalances the Fund as required.

                                 We may invest in instruments, other than common
                               stocks, whose return depends on stock market prices. They include S&P 500 Stock Index futures contracts, options on the Index,

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                               options on futures contracts, and debt
                               securities. These are derivative securities whose returns are linked to the returns of the S&P 500 Index. These investments are made primarily to help the Fund track the total return of the Index. The use of S&P 500 Index derivatives allows the Fund to achieve close correlation with the Index on a cost-effective basis while maintaining liquidity. Purchase of futures and options requires only a small amount of cash to cover the Fund's position and approximate the price movement of the Index. In order to avoid leverage, any cash which we do not invest in stocks or in futures and options we invest in short-term debt securities of the same type as the Transamerica Premier Cash Reserve Fund can invest. These investments allow the Fund to approximate the dividend yield of the Index, to cover the Fund's open positions in the S&P 500 Index derivatives, and to help offset transaction costs and other expenses not incurred by the unmanaged Index. For more information on derivatives, see the section on "Options, Futures, and Other Derivatives" on page 31 of the Prospectus, and also in the Statement of Additional Information.

                                 The Transamerica Premier Index Fund is not
                               sponsored, endorsed, sold or promoted by Standard & Poor's Corporation.

                               SOME POINTS TO CONSIDER WHEN INVESTING The performance of the Transamerica Premier Index Fund will reflect the performance of the S&P 500 Index although it may not match it precisely. Generally, when the Index is rising, the value of shares in the Fund should also rise. When the market is declining, the value of shares should also decline. The Index's returns are not reduced by investment or operating expenses. So, our ability to match the Index will be impeded by such expenses. The Fund's return versus the Index, and its monthly correlation with the movement of the Index, will be reviewed by the Fund's management and reported to the Board.

                                 The Portfolio turnover rate may be as high as
                               200%. This may result in higher transaction costs and tax consequences than for a less actively traded fund, but the Investment Adviser believes that such turnover will not adversely affect the Fund's performance. See "Investment Procedures and Risk Considerations for the Funds" on page 26 for more information on turnover.

                                 The Fund is intended for investors who wish to
                               participate in the overall growth of the economy, as reflected by the domestic stock market. By owning shares of the Fund, you indirectly own shares of the largest companies, according to their proportional representation in the Index. Investors

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                               should have the perspective, patience, and
                               financial ability to take on average stock market volatility in pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.

                               TRANSAMERICA PREMIER BOND FUND
------------------------------
 WE INVEST PRIMARILY IN HIGH   INVESTMENT OBJECTIVE We seek to achieve a high
 QUALITY, INVESTMENT GRADE     total return (income plus capital changes) from
 CORPORATE AND GOVERNMENT      fixed income securities consistent with
 BONDS AND MORTGAGE-BACKED     preservation of principal for this Fund.
 SECURITIES, AND, TO A LESSER
 EXTENT, IN BELOW-INVESTMENT   INVESTMENT STRATEGIES AND POLICIES We invest in a
 GRADE SECURITIES, FOREIGN     diversified selection of corporate and government
 SECURITIES, AND CASH          bonds and mortgage-backed securities. Through our
 EQUIVALENTS.                  proprietary evaluation and credit research, we
------------------------------ attempt to identify bonds whose potential to outperform other similar bonds, by virtue of underlying credit strength and market mispricing, is not fully reflected in the current bond market valuations. By actively managing the Fund, we capitalize on these opportunities. We seek to accumulate additional return by finding price advantages as they occur in the market.

                                 We normally invest at least 65% of the Fund's
                               assets in investment grade bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's"). They are rated BBB or higher by Standard & Poor's Corporation ("S&P"). Maturities are primarily between 10 and 30 years. In addition, we may invest in lower-rated securities (currently not expected to exceed 20% of the Fund's assets). Those securities are rated Ba1 or lower (Moody's) and BB+ or lower (S&P). We may also invest in unrated securities of similar quality, as determined by us. For more information on lower-rated securities, see "High-Yield (`Junk') Bonds" on page 30 of the Prospectus and see the Statement of Additional Information. For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page 52.

                                 Our investments may include securities issued
                               or guaranteed by the U.S. Government or its agencies and instrumentalities, publicly traded corporate securities, as well as municipal obligations. We also may invest in mortgage-backed securities issued by various federal agencies and government sponsored enterprises and in other mortgage-related or asset-backed securities. The investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Mortgage-Backed and Asset-Backed Securities" on page 32 and the Statement of Additional Information.

                                 We may buy foreign securities and other
                               instruments if they meet the same criteria described above for the Fund's investments in general. We may invest as much as 20% of the

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                               Fund's assets in foreign securities. At times the
                               Fund may have no foreign investments. See
                               "Foreign Securities" on page 30.

                                 If a security in the Fund that was originally
                               rated "investment grade" is downgraded by a ratings service, it may or may not be sold. This depends on our assessment of the issuer's prospects. However, we will not purchase below-investment-grade securities if that would increase their representation in the Fund to more than 35%. See "Summary of Bond Ratings" on page 52 and "High Yield (`Junk') Bonds" on page 30 for a description of bond ratings and junk bonds.

                                 As part of the management of cash and cash
                               equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page 22. We may also invest in options and futures contracts on other securities or groups of securities and preferred stock. See "Options, Futures and Other Derivatives" on page 31 and in the Statement of Additional Information. We ordinarily invest in common stock only as a result of conversion of bonds, exercise of warrants, or other extraordinary business events.

------------------------------
 BOND PRICES AND INTEREST      SOME POINTS TO CONSIDER WHEN INVESTING The
 RATES TEND TO WORK LIKE A     Transamerica Premier Bond Fund is intended for
 SEE-SAW. LONGER MATURITY      investors who have the perspective, patience, and
 BONDS SIT OUT TOWARDS THE     financial ability to take on above-average bond
 END. SHORTER MATURITY BONDS   price volatility in pursuit of a high total
 SIT IN TOWARDS THE CENTER.    return produced by income from longer-term
 WHEN INTEREST RATES RISE,     securities and capital changes from undervalued
 BOND PRICES FALL. WHEN        credit strength. Due to the longer maturity of
 INTEREST RATES FALL, BOND     the Fund's assets, the price of the Fund's
 PRICES RISE.                  securities can fluctuate more sharply than
------------------------------ shorter-term securities when interest rates go up or down. An increase in interest rates will cause prices to fall. A decrease in rates will cause prices to rise. Because of the uncertainty associated with long-term bond investments, the Fund is intended to be a long-term investment.

                                 The longer maturity bonds in which we primarily
                               invest tend to produce higher income than bonds with shorter maturities. Longer maturity bonds also tend to vary more in price in response to changes in interest rates. The basic quality of the bonds, which are primarily investment grade, tends to provide some safety of principal.

                                 In general, lower-rated bonds, which are a much
                               lesser component of the Fund, offer higher returns. But they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) the prices of lower-rated bonds can be more volatile.

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                               TRANSAMERICA PREMIER BALANCED FUND

                               INVESTMENT OBJECTIVE We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Fund.

------------------------------
 THE NAME OF THE TRANSAMERICA  INVESTMENT STRATEGIES AND POLICIES We invest in a
 PREMIER BALANCED FUND IS      diversified selection of common stocks, bonds,
 VERY DESCRIPTIVE: WE ATTEMPT and money market instruments and other short-term TO BALANCE LONG-TERM CAPITAL debt securities. We attempt to achieve reasonable GROWTH (STOCKS) WITH CURRENT asset appreciation during favorable periods and
 INCOME (BONDS AND OTHER       conservation of principal in adverse times. This
 FIXED INCOME                  requires flexibility in managing the Fund's
 SECURITIES).                  assets. Therefore, we may shift the portions held
------------------------------ in bonds and stocks according to business and investment conditions. The Fund may hold equity, fixed income, and cash securities in any proportion, although at all times it will not hold less than 25% of its assets in non-convertible debt securities. When the Investment
                               Adviser determines that market conditions warrant, the Fund may invest without limit in cash or cash equivalents for temporary defensive purposes. To the extent that the Fund is so invested, it is not achieving the investment objectives of the Fund.

                                 Under normal circumstances, we expect that
                               common stocks will represent 60% to 70% of the Fund's total assets. The Fund holds common stocks primarily to provide long-term growth of capital and income. We invest the remaining 30% to 40% of the Fund's assets primarily in investment grade bonds as rated by either Moody's or S&P.

------------------------------
 THE STOCKS IN THE PREMIER       The stocks in the Transamerica Premier Balanced
 BALANCED FUND ARE USUALLY     Fund are generally growth companies that we
 CONCENTRATED AMONG PREMIER    consider to be premier companies and undervalued
 GROWTH COMPANIES. WE MANAGE   in the stock market. Equity securities may be
 THAT PORTION OF THE FUND      selected by us based on growth potential and
 MUCH LIKE WE MANAGE THE       dividend paying properties since income is a
 TRANSAMERICA PREMIER EQUITY   consideration. We manage the equity portion of
 FUND.                         the Fund in a similar manner as we do the
------------------------------ Transamerica Premier Equity Fund, although the selection of securities may differ. See
                               "Transamerica Premier Equity Fund" on page 13.

                                 We invest the fixed income portion of the Fund
                               in a diversified selection of corporate and U.S. Government bonds and mortgage-backed securities. We manage this portion in a similar manner as we do the Transamerica Premier Bond Fund, although the selection of securities may differ. See "Transamerica Premier Bond Fund" on page 17. The fixed income assets are normally at least 65% high quality, investment grade bonds with maturities of between 5 and 30 years. Non-investment grade bonds held in the fixed income portion

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------------------------------
 WE MANAGE THE FIXED INCOME    of the Fund will be less than 20% of the
 PORTION OF THE TRANSAMERICA   Transamerica Premier Balanced Fund's net assets.
 PREMIER BALANCED FUND         For more information on non-investment grade
 (MOSTLY BONDS AND MORTGAGE-   bonds, see "High-Yield (`Junk') Bonds" on page 30
 BACKED SECURITIES) MUCH LIKE  and the Statement of Additional Information.
 WE MANAGE THE TRANSAMERICA
 PREMIER BOND FUND.              The Fund may also hold certain short-term fixed
------------------------------ income securities as a cash reserve. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve
                               Fund. See "Transamerica Premier Cash Reserve
                               Fund" on page 22.

                                 We may buy foreign securities and other
                               instruments if they meet the same criteria described above for the Fund's investments in general. We may invest as much as 20% of the Fund's assets in foreign securities. At times the Fund may have no foreign investments. Foreign stock securities purchased by us will be those traded on the U.S. exchanges as American depositary receipts ("ADR's"). We may also invest in stock and bond index futures and options to a limited extent, as well as preferred stocks.

                               SOME POINTS TO CONSIDER WHEN INVESTING In
                               general, the Fund holds equities for long-term
                               capital appreciation, and holds bonds for
                               stability of principal and income as well as a
                               reserve for investment opportunities. This
                               balance often creates a situation where some of
------------------------------ the market risks offset one another. But
 BY INVESTING IN BOTH STOCKS   investment risks cannot totally be avoided. The
 AND BONDS, WE ATTEMPT TO      expected performance of such a fund would
 LESSEN OVERALL INVESTMENT     normally lie somewhere between the performance of
 RISK.                         an equity fund (holding the same stocks) and the
------------------------------ performance of a bond fund (holding the same bonds). But this depends on the actual
                               proportions of stocks and bonds. Since we have flexibility in changing the balance between asset classes, we may increase exposure to the current advantages of one or more of the asset classes.
                               Or we may avoid the current disadvantages of one or more of the asset classes.

                                 The Transamerica Premier Balanced Fund is
                               intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. The Fund is intended for investors who have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income. Because of the uncertainties associated with common stock and bond investments, the Fund is intended to be a long-term investment.

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                               TRANSAMERICA PREMIER SHORT-INTERMEDIATE
                               GOVERNMENT FUND

                               INVESTMENT OBJECTIVE We seek to achieve a high level of current income with the security of investing in government securities for this Fund.

                               INVESTMENT STRATEGIES AND POLICIES We generally invest at least 65% of the Fund's assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions. The Fund will have a dollar-weighted average maturity of more than two years, but less than five years. The maturity of individual instruments may range from less than one to as much as thirty years. Our goal is to offer higher income than money market funds with greater price stability than most bond funds. Because of the Fund's emphasis on income, capital appreciation is not a significant investment consideration. Our investments will consist primarily of bonds and mortgage-backed securities.

                                 We may invest in U.S. Treasury bills, notes and
                               bonds. We may also invest in securities issued by any agency or instrumentality of the United States. Examples of those securities include those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Housing Administration, the Federal Farm Credit System, or the Student Loan Marketing Association. Some agency securities are backed by the full faith and credit of the U.S. Treasury (such as those issued by GNMA). Others are supported by a borrowing facility from the Treasury (such as those issued by FNMA). The remainder are backed by the credit of the issuing agency or instrumentality. Agency securities that are mortgage-backed (such as those issued by GNMA) are also subject to prepayment risk. In a period of rising interest rates, prepayments would be expected to decline, extending the average life of these securities and increasing their price volatility in relation to fixed-maturity government securities. In certain situations, this may require the Fund to sell securities below their cost. For more information on prepayment risk see the section on "Current Income Risk" under "A General Discussion About Risk" on page 25 and the section on "Mortgage-Backed and Asset-Backed Securities" on page 32.

                                 We may also invest up to 35% of the Fund's
                               assets in investment grade corporate bonds.
                               Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's"). They are rated BBB or higher by Standard & Poor's Corporation ("S&P"). For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page 52. We may also invest in instruments derived from (i.e., derivative instruments) government or government agency securities. For more information on

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                               derivatives see "Options, Futures, and Other
                               Derivatives" on page 31. As part of the
                               management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page 22.

                               SOME POINTS TO CONSIDER WHEN INVESTING Generally, the Transamerica Premier Short-Intermediate Government Fund is subject to relatively low credit risk. This is because we invest primarily in securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions or other top-rated securities, although the Fund itself is not guaranteed. Under normal conditions, the Fund provides a higher yield than money market funds because of the somewhat longer maturity of the securities. The high quality and the limited maturity of the assets tend to provide safety of principal. Most bonds will fall in price when interest rates rise. Bonds of higher credit quality tend to better withstand the changes in the economy. Also, shorter-term bonds will decline less than longer term bonds.

                                 In attempting to achieve its objective, the
                               Fund will actively trace its investments. This may result in higher transaction costs and tax consequences than for a less actively traded fund, but the Investment Adviser believes that such turnover will not adversely affect the Fund's performance. The portfolio turnover rate may be as high as 300%. See "Investment Procedures and Risk Considerations for the Funds" on page 26 for more information on turnover.

                                 The Transamerica Premier Short-Intermediate
                               Government Fund is intended for investors who wish to earn higher income than is available from money market funds. However, this Fund may have more short-term volatility than a money market fund. Investors should have the perspective and patience to accept the additional price fluctuation for the advantage of earning generally higher returns than is available from money market funds.

                               TRANSAMERICA PREMIER CASH RESERVE FUND

------------------------------
 THE TRANSAMERICA PREMIER      INVESTMENT OBJECTIVE We seek to maximize current
 CASH RESERVE FUND OFFERS A    income from money market securities consistent
 PLACE TO KEEP YOUR MONEY      with liquidity and preservation of principal for
 WHILE YOU ARE CONSIDERING IN  this Fund.
 WHICH FUNDS TO INVEST, OR
 FOR YOUR SHORT-TERM NEEDS.    INVESTMENT STRATEGIES AND POLICIES This is a
------------------------------ money market fund. We invest primarily in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less, including:

                               . Obligations issued or guaranteed by the U.S.
                                 and foreign governments and their agencies or instrumentalities;

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--------------------------------------------------------------------------------
                     TRANSAMERICA PREMIER FUNDS IN DETAIL
--------------------------------------------------------------------------------

                               . Obligations of U.S. and foreign banks, or their
                                 foreign branches, and U.S. savings banks;

                               . Short-term corporate obligations, including
                                 commercial paper, notes, and bonds;

                               . Other short-term debt obligations with
                                 remaining maturities of 397 days or less; and

                               . Repurchase agreements involving any of the
                                 securities mentioned above.

                                 We may also purchase other marketable, non-
                               convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the Statement of Additional Information for a description of these securities.

                                 Bank obligations are limited to U.S. or foreign
                               banks having total assets over $1.5 billion.
                               Investments in savings association obligations are limited to U.S. savings banks with total assets over $1.5 billion. Investments in bank obligations can include instruments issued by foreign branches of U.S. or foreign banks or domestic branches of foreign banks.

                                 In addition, we may invest in U.S. dollar-
                               denominated obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. We may buy these foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. The Fund can invest up to 25% of its assets in obligations of Canadian and other foreign issuers. At times the Fund may have no foreign investments.

                                 The commercial paper and other short-term
                               corporate obligations are determined by us to present minimal credit risks. We determine that they are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; b) rated in the highest short-term rating by a single rating organization if it's the only organization that has assigned the obligations a short-term rating; or c) unrated, but determined by us to be of comparable quality (also called "First Tier Securities").

                                 We seek to maintain a stable net asset value of
                               $1.00 per share by investing in assets which present minimal credit risk as defined above, and by maintaining an average maturity of 90 days or less. Securities are valued on an amortized cost basis.

--------------------------------------------------------------------------------
                     TRANSAMERICA PREMIER FUNDS IN DETAIL
--------------------------------------------------------------------------------

------------------------------
 THE TRANSAMERICA PREMIER      SOME POINTS TO CONSIDER WHEN INVESTING The Fund
 CASH RESERVE FUND OFFERS THE  provides a low risk, relatively low cost way to
 CONVENIENCE OF A LOW RISK,    maximize current income through high quality
 RELATIVELY LOW COST           money market securities that offer stability of
 INVESTMENT. YOU CAN GET AT    principal and liquidity. The rates on short-term
 YOUR MONEY SIMPLY BY WRITING  investments made by us and the daily dividend
 CHECKS, JUST AS YOU DO WITH   paid to investors will vary, rising or falling
 YOUR BANK CHECKING ACCOUNT    with short-term rates generally. The Fund's yield
 (ALTHOUGH THERE IS A MINIMUM  will tend to lag behind the changes in interest
 CHECK AMOUNT OF $250). SEE    rates. The speed with which the Fund's yield
 "BY CHECK" ON PAGE 38 FOR     reflects current market rates will depend on how
 MORE DETAILS.                 quickly its securities mature and the amount of
------------------------------ money available for new investment.

                                 This Fund may be a suitable investment for
                               temporary or defensive purposes. It may also be appropriate as part of an overall long-term investment strategy.

                               -------------------------------------------------
                               THE TRANSAMERICA PREMIER CASH RESERVE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
                               -------------------------------------------------

                               WHAT IS FUNDAMENTAL? The investment objectives given for each Fund are fundamental. This means they can be changed only with the approval of the majority of shareholders. We can give you no assurance that these objectives will be met. Many of the strategies and policies are not fundamental. This means strategies and policies can be changed by the Board without your approval.

                                 If any investment objectives of a Fund change,
                               you should decide if the Fund still meets your financial needs. More information about this is in the Statement of Additional Information.

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                        A GENERAL DISCUSSION ABOUT RISK
--------------------------------------------------------------------------------

                                       A GENERAL DISCUSSION ABOUT RISK

------------------------------
 HOW YOU FEEL ABOUT RISK IS      It's important for you to understand the risks
 PERSONAL. RISK REFLECTS       inherent in investing in different kinds of
 UNCERTAINTY OR UNEXPECTED     funds, such as our Funds. All investments are
 CHANGE. TRY TO COME UP WITH   subject to risk. Even money you hide in your
 A BALANCE OF INVESTMENTS      mattress is subject to the risk that inflation
 THAT ALLOWS YOU TO GO AFTER   may erode its value. Each of the Funds is subject
 YOUR MAIN GOALS WHILE STILL   to the following risks:
 GIVING YOU PEACE OF MIND.
------------------------------ MARKET OR PRICE VOLATILITY RISK For stocks, this refers to the up and down price fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, it is the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market and shorter-maturity bond funds.

                               FINANCIAL OR CREDIT RISK For stocks and other equity securities, financial risk comes from the possibility that current earnings of the stock company will fall or that overall financial circumstances will decline. Either of these could cause the security to lose its value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will not be able to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield (`Junk') Bonds" on page 30 and "Summary of Bond Ratings" on page 52.

                               CURRENT INCOME RISK The Funds receive income, either as interest or dividends, from the securities in which they have invested. Each Fund pays out substantially all of this income to its shareholders as dividends. See the footnote for "What About Taxes?" on page 44. The dividends paid out to shareholders are called current income. Current income risk means how much and how quickly overall interest rate or dividend rate changes on income received by the Funds affects our ability to maintain the current level of income paid to shareholders.

                               INFLATION OR PURCHASING POWER RISK Inflation risk is the uncertainty that your invested dollars may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

                               SOVEREIGN RISK Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are more subject to this risk.

                                 More in-depth information about risk is
                               provided in the following section and in the Statement of Additional Information.

--------------------------------------------------------------------------------
                 INVESTMENT PROCEDURES AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                                        INVESTMENT PROCEDURES AND RISK
                                         CONSIDERATIONS FOR THE FUNDS

------------------------------
 WE HAVE THE ABILITY TO BUY    BUYING AND SELLING SECURITIES In general, we
 AND SELL SECURITIES AS OFTEN  purchase and hold securities for each Fund for
 AS WE WISH IN ORDER TO        capital growth, current income, or a combination
 ACHIEVE A FUND'S INVESTMENT   of those purposes. However, we ordinarily buy and
 OBJECTIVE.                    sell securities whenever we think it is
------------------------------ appropriate in order to achieve the Fund's investment objective. Fund changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments.
                               Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

                                 We may sell one security and simultaneously
                               purchase another of comparable quality. We may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. Or we may purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in these decisions. However, certain tax considerations can restrict our ability to sell securities in some circumstances when the security has been held for less than three months. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. This can result in the acceleration of taxable gains.

                                 Turnover for the insurance company separate
                               accounts (as described under "Investment
                               Adviser's Performance" on page 7), also managed by the Investment Adviser, has not been and will not be a consideration. The Investment Adviser buys and sells securities for each separate account whenever they believe it is appropriate to do so. The Transamerica Premier Funds are and will be managed in a substantially similar manner.

                                 We cannot predict precisely the turnover rates
                               for these new Funds, but we expect that the annual turnover rates will generally not exceed:
                               50% for the Transamerica Premier Equity Fund; 200% for the Transamerica Premier Index Fund; 100% for the Transamerica Premier Bond Fund; 50% for the Transamerica Premier Balanced Fund; and 300% for the Transamerica Premier Short-Intermediate Government Fund. We expect the turnover rate for the Transamerica

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                 INVESTMENT PROCEDURES AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

                               Premier Cash Reserve Fund to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts (such as IRA's or employer sponsored pension plans). In addition, higher turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. We generally will not consider turnover rates in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies.

                                 For more information, see "What About Taxes?",
                               on page 44, and the Statement of Additional
                               Information.

                               FUND LENDING As a way to earn additional income, we may lend Fund securities to creditworthy persons not affiliated with the Funds. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, we must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. We must have the right to call the loan and obtain the securities loaned at any time on five days' notice. This includes the right to call the loan to enable us to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can be changed only by a vote of a majority of shareholders.

                                 Lending securities to broker-dealers and
                               institutions could result in a loss or a delay in recovering the Fund's securities.

                               BORROWING POLICIES OF THE FUNDS We can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. We can borrow up to one-third of a Fund's total assets. To secure borrowings, we can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If we borrow money, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. For more information on reverse repurchase agreements see the "Reverse Repurchase Agreements and Leverage" section on page 28.

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--------------------------------------------------------------------------------
                 INVESTMENT PROCEDURES AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                               REPURCHASE AGREEMENTS We may enter into
                               repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time we purchase an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Our risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, our expected proceeds could be delayed, or we could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. We have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

                                 The securities underlying repurchase agreements
                               are not subject to the restrictions applicable to maturity of the Funds or their securities.

                                 We will not invest in repurchase agreements
                               maturing in more than seven days, if that would constitute more than 10% of its net assets when taking into account the remaining days to maturity of our existing repurchase agreements.

                               REVERSE REPURCHASE AGREEMENTS AND LEVERAGE We may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction we sell securities and simultaneously agree to repurchase them at a price which reflects an agreed-upon rate of interest. We will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

                                 Reverse repurchase agreements are a form of
                               leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Funds' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities, if the opposite party has financial difficulties.

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                 INVESTMENT PROCEDURES AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

                                 A Fund's obligations under all borrowings,
                               including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

                               WHEN-ISSUED SECURITIES We may sometimes purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The market price of the securities at the time of delivery may be higher or lower than those contracted for on the when-issued security, and there is some risk the transaction may not be consummated. We maintain a segregated account for each of the Funds consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments.

                               SHORT SALES We may sell securities which we do not own, or intend to deliver to the buyer if we do own ("sell short") if, at the time of the short sale, we own or have the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow us to hedge against price fluctuations by locking in a sale price for securities we do not wish to sell immediately.

                                 We may make a short sale when we want to sell a
                               security we own at a current attractive price. This allows us to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code"). We will make short sales only if the total amount of all short sales does not exceed 10% of the Fund. This limitation can be changed at any time.

                               MUNICIPAL OBLIGATIONS We may invest in municipal obligations for any Fund, except for the Transamerica Premier Index Fund. This includes the equity Funds as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the

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                 INVESTMENT PROCEDURES AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

                               willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable us to demand payment from the issuer or a financial intermediary on short notice.

                               HIGH-YIELD ("JUNK") BONDS High-yield bonds
                               (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happens, we would lose some of our income, and we could expect a decline in the market value of the securities affected. We need to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

                                 We may also invest in unrated debt securities.
                               Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. We analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds.

                                 Unrated debt securities will be included in the
                               35% limit on non-investment grade debt of the applicable Funds, unless we deem such securities to be the equivalent of investment grade securities. See "Summary of Bond Ratings" on page 52 and the Statement of Additional Information for a description of bond rating categories.

                               FOREIGN SECURITIES We may invest in foreign securities for each of the Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Short-Intermediate
                               Government Fund. Foreign equity investments for the Transamerica Premier Equity Fund and the Transamerica Premier Balanced Fund are limited to the purchase of American depositary receipts ("ADR's") evidencing ownership of the underlying foreign securities. ADR's are dollar-denominated and are issued by domestic banks or securities firms and traded in the U.S.

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                 INVESTMENT PROCEDURES AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

                                 Investing in securities of foreign issuers
                               involves different, and sometimes greater, risks than investments in securities of U.S. issuers. These include an increased risk of adverse political and economic developments, and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of the funds or other assets of a Fund. These risks are discussed under "A General Discussion About Risk" on page 25.

                               OPTIONS, FUTURES, AND OTHER DERIVATIVES We may use options, futures, forward contracts, and swap transactions ("derivatives") for each of the Funds. However, we do not currently use, nor anticipate using, derivatives for the Transamerica Premier Cash Reserve Fund. We may seek to protect a Fund against potential unfavorable movements in interest rates or securities' prices by investing in derivatives. If those markets do not move in the direction we anticipate, we could suffer investment losses.

                                 We may purchase, or we may write, call or put
                               options on securities or on indexes ("options"). We may also enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. We use these instruments primarily to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is an attempt to reduce the overall investment risk. However, the Transamerica Premier Index Fund will use derivatives as part of its strategy to match the S&P 500 Index.

                                 Risks in the use of these derivatives include,
                               in addition to those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counter-party to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                                 More information on derivatives is contained in
                               the Statement of Additional Information.

                               MORTGAGE-BACKED AND ASSET-BACKED SECURITIES We may invest in mortgage-backed and asset-backed securities. The Transamerica

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                 INVESTMENT PROCEDURES AND RISK CONSIDERATIONS
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                               Premier Bond Fund and the Transamerica Premier
                               Short-Intermediate Government Fund are more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association ("GNMA's") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, we may be required to invest these proceeds at a lower interest rate, causing us to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

                               ZERO COUPON BONDS We may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

                               ILLIQUID SECURITIES We may invest up to 15% of a Fund's net assets in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10%. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. It may be difficult for us to sell these investments quickly for their fair market value.

                                 Certain restricted securities that are not
                               registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid. This is provided that a dealer or institutional trading market exists. The institutional trading market is relatively new. Liquidity of the Funds' investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

--------------------------------------------------------------------------------
                             SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                               VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES We may invest in variable rate, floating rate, or variable amount securities for each Fund, except for the Transamerica Premier Equity Fund. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

                               INVESTMENTS IN OTHER INVESTMENT COMPANIES We may invest up to 10% of a Fund's total assets in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, we cannot purchase more than 3% of the securities of any one investment company for any Fund. We intend to keep these investments to a minimum.

                                             SHAREHOLDER SERVICES

                               Our goal is to make your investment in our Funds, and the ongoing account servicing, as simple as possible by offering the following shareholder services:

  HOW TO GET IN                .  Simple application form with service
  TOUCH WITH US                   representatives to assist you.
                               .  Purchases, exchanges and redemptions by phone.
WHETHER YOU ARE A NEW          .  Purchases and redemptions by wire.
INVESTOR, OR YOU ARE A         .  Automatic Investment Plan - you designate an
CURRENT SHAREHOLDER,              amount of $50 or more to be automatically
YOU CAN CALL                      withdrawn from your checking, savings or other
1-800-89-ASK-US TO                bank account and deposited into the Fund you
OBTAIN INFORMATION ABOUT          select.
YOUR ACCOUNT, OR TO            .  Automatic Exchange Plan - allows you to
INVEST IN ANY OF THE              specify an amount to be automatically
TRANSAMERICA PREMIER              withdrawn from one Fund and deposited into
FUNDS.                            another Fund on a regular basis, once or
                                  twice a month.
                               .  Automatic Income Plan - you can receive
                                  automatic monthly payments from your Fund
                                  account to your checking or savings account.
                               .  Automatic investment of dividends.
                               .  Uniform Gifts to Minors (UGMA or UTMA).
                               .  Transmission of redemption proceeds by
                                  electronic funds transfer.
                               .  Check writing - unless your account is for a
MORE DETAILS ON                   Pension or Retirement Savings Program, you
THESE AND OTHER SER-              can write checks for $250 or more against
VICES ARE IN THE NEXT             your Transamerica Premier Cash Reserve Fund
SECTIONS.                         account.
                               .  Individual Retirement Account (IRA) - we will
                                  administer your IRA or SEP.

                                    The Company reserves the right to amend,
                               suspend, or discontinue offering any of these options at time without prior notice.

--------------------------------------------------------------------------------
                             OPENING YOUR ACCOUNT
--------------------------------------------------------------------------------

                                            OPENING YOUR ACCOUNT

                                 To open an account, complete the attached
                               application and send it to us with a check, money order, or wire for the amount you want to invest. Mail the application to:

                                 TRANSAMERICA INVESTORS
                                 P.O. BOX 9232
                                 BOSTON, MA 02205-9232

                                 If you need help in filling out your
                               application, call one of our customer service

                               representatives at 1-800-89-ASK-US. We will walk you through the application and help you understand everything.

WHEN YOU SET UP AN             IRA/SEP ACCOUNTS  You can establish an Individual
IRA, YOU ENJOY TAX-            Retirement Account ("IRA") or Simplified Employee
DEFERRED INVESTMENT            Pension ("SEP") with

Transamerica Premier Funds.
EARNINGS. YOU MAY              Contributions to an IRA or SEP may be
WANT TO CONSOLIDATE            deductible from your taxable income, depending on
SEVERAL IRAS OR YOU            your personal tax situation. Please call
MAY NEED TO INVEST A           1-800-89-ASK-US for your IRA/SEP application kit,
DISTRIBUTION FROM A            or for additional information. The kit has
FORMER EMPLOYER'S              information on whether you qualify for deductible
PENSION PLAN.                  contributions to an IRA.

                                 If you are receiving a distribution from your
                               pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to your Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Investors to avoid a 20% federal with-holding tax. See "What About Taxes?" on page 44.

                                 There is an annual fee of $10 per Fund in which
                               you own shares for administering your IRA or SEP. This is limited to a maximum annual fee of $36 per taxpayer identification number. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA/SEP accounts that are maintained under the same taxpayer identification number. You may pay the fee to us, otherwise we will deduct the annual fee ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if before then. We will waive this fee if the value of the shares in your IRA/SEP account is $5,000 or more when the fee is due. The Company reserves the right to change the fee, but we will notify you at least 30 days in advance of any change.

    [LOGO]
1-800-89-ASK-US

--------------------------------------------------------------------------------
                         HOW TO BUY ADDITIONAL SHARES
--------------------------------------------------------------------------------

                                        HOW TO BUY ADDITIONAL SHARES

                               YOU MAY BUY SHARES IN ONE OF FOUR WAYS:

                                                   [LOGO]

YOU HAVE FOUR OPTIONS          1. BY MAIL Fill out an investment coupon from a
WHEN IT COMES TO               previous confirmation statement, or indicate on
INVESTING IN THE               your check or a separate piece of paper your
FUNDS - BY MAIL, TELE-         name, address and account number, and mail it to:
PHONE, WIRE, OR WITH
THE AUTOMATIC                    TRANSAMERICA INVESTORS
INVESTMENT PLAN. THE             P.O. BOX 9232
AUTOMATIC                        BOSTON, MA 02205-9232
INVESTMENT PLAN
AUTOMATICALLY TAKES                                [LOGO]
MONEY OUT OF YOUR
BANK ACCOUNT AND               2. BY AUTOMATIC INVESTMENT PLAN You can make
INVESTS IT INTO THE            investments automatically by electing this
FUNDS OF YOUR CHOICE.          service in your application. It will authorize us
                               to take regular, automatic withdrawals from your
                               bank account. These periodic investments must be
THE AUTOMATIC                  at least $50 for each Fund in which you are
INVESTMENT PLAN IS A           automatically investing. You can change the date
GOOD WAY FOR YOU TO            or amount of your monthly investment, or
MAKE REGULAR, SYS-             terminate the Automatic Investment Plan, at any
TEMATIC INVESTMENTS            time by letter or telephone call (with prior
INTO YOUR FUNDS - FOR          authorization). Give us your request at least 20
EXAMPLE, $200 EVERY            business days before the change is to become
MONTH - THROUGHOUT             effective. You may also be able to have
THE YEAR. IT GIVES YOU         investments automatically deducted from:
THE CONVENIENCE AND
DISCIPLINE OF SYSTEM-          1 your paycheck at work;
ATIC INVESTING.                2 your savings account; or
                               3 other sources of your choice.
                               Call 1-800-89-ASK-US for more information.
WE TAKE REASONABLE
STEPS TO MAKE SURE
YOUR TELEPHONE                                     [LOGO]
INSTRUCTIONS ARE
AUTHORIZED AND ACCU-           3. BY TELEPHONE If you elect the telephone
RATE. WE RECORD ALL            purchasing service on your application, you can
PHONE CALLS AND SEND           make occasional electronic withdrawals form your
YOU CONFIRMATION OF            designated bank account by calling 1-800-89-ASK-
ALL TELEPHONE TRANS-           US.
ACTIONS. YOU ARE
RESPONSIBLE FOR THE              We take reasonable precautions to make sure
ACCURACY OF PHONE              that telephone instructions are genuine.
INSTRUCTIONS.                  Precautions include requiring you to positively
                               identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions.

--------------------------------------------------------------------------------
                         HOW TO BUY ADDITIONAL SHARES
--------------------------------------------------------------------------------

                                               [LOGO]

                               4.BY WIRE You can make your initial or
                               subsequent investments in the Funds by wire.
                               Here's what you need to do:

                               1 send us your application form (initial
                                 investment only);
                               2 call 1-800-89-ASK-US for a wire number;
                               3 instruct your bank to wire money to State
                                 Street Bank, ABA number 011000028, DDA number 9905-134-4; and
                               4 specify on the wire:
                                 a) "Transamerica Investors, Inc.;"
                                 b) your Fund's account number, if you have one;
                                 c) identify the funds in which you would like
                                    to purchase shares, and the amount to be allocated to each Fund (e.g. $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);
                                 d) your name, your city and state; and
                                 e) your wire number.

                                 Wired money is considered received by us when
                               we receive the wire and all the required information listed above. If we receive your telephone call and wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern standard time, the money is credited that same day if you have supplied us with all other needed information.

                               MINIMUM INVESTMENT AMOUNTS The minimum initial investment in any of the Fund's is $1,000. The minimum is reduced to $250 if the account is for a Pension or Retirement Savings Program or a Uniform Gift to Minors or Uniform Transfer to Minors (UGMA/UTMA). The minimum subsequent investment by check or telephone is $100. The minimum initial and subsequent investments for the Automatic Investment Plan or a group billing purchase program is $50 per Fund. There is no minimum subsequent investment if your account is for a Pension or Retirement Savings Program.

                                 Your investment must be a specified dollar
                               amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned. The price you pay for your shares will be the next determined net asset value after your purchase order is received. See "Share Price: on page 45. The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Funds. If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.

--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

                                            HOW TO SELL SHARES

                               You can sell your shares (called "redeeming") at any time. You'll receive the net asset value next determined after we receive your redemption request, assuming all requirements have been met. Before redeeming, please read "When Share Price Is Determined" on page 46, and "Minimum Account Balances" on page 42.

                               YOU MAY SELL SHARES IN ONE OF FOUR WAYS:
YOU CAN SELL YOUR
SHARES VIA ANY OF                                 [LOGO]
FOUR WAYS:
(1) BY MAIL;                   1. BY MAIL Your written instructions to us to
(2) BY PHONE;                  redeem shares can be in any one of the following
(3) BY CHECK; OR               forms:
(4) UNDER AN
AUTOMATIC INCOME               . By redemption form, available by calling
PLAN.                            1-800-89-ASK-US;
                               . By letter; or
                               . By assignment form or other authorization
                                 granting power with respect to your shares in one of the Funds.

                                 Once mailed to us, your redemption request is
                               irrevocable and cannot be modified or canceled.

                                 If the amount redeemed is over $50,000, all
                               signatures must be guaranteed. See "Signature Guarantee" on page 41. The request must be signed by each registered owner. All owners must sign the request exactly as their names appear in the registration. For example, if the owner's name appears in the registration as John Michael Smith, he must sign that way and not as John M. Smith.

                                                  [LOGO]

                               2. BY TELEPHONE If you have previously authorized telephone directions in writing (e.g., in your application), you can redeem your shares by calling 1-800-89-ASK-US. Be careful in calling, since once made, your telephone request cannot be modified or canceled.

                                 You have several options for receiving your
                               redemption:

                               . By check;
                               . By electronic transfer to your bank; or . By wire transfer (minimum of $5,000). If you call us before the close of the New York Stock Exchange, usually 4:00 p.m. Eastern standard time, you will receive the price determined as of the close of that business day. See "Share Price" on page 45. Before calling, read "Points to Remember When Redeeming" on page 39.

                                 We take reasonable precautions to make sure
                               that telephone instructions are genuine.
    [LOGO]                     Precautions include requiring you to positively
1-800-89-ASK-US                identify yourself, tape recording the tele-

--------------------------------------------------------------------------------
                              HOW TO SELL SHARES
--------------------------------------------------------------------------------

                               phone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how telephone transactions will operate, see the Statement of Additional Information.

                              [LOGO APPEARS HERE]

------------------------------
 IF YOU'RE INVESTED IN THE     3. BY CHECK (Transamerica Premier Cash Reserve
 TRANSAMERICA PREMIER CASH     Fund only) Redemptions can be made from the
 RESERVE FUND, GETTING YOUR    Transamerica Cash Reserve Fund by check. To be
 MONEY CAN BE AS EASY AS       eligible, you must have applied for the check
 WRITING A CHECK.              writing feature on your account application. The
------------------------------ signature(s) you designated must appear on the check for it to be honored. If you close your account by check, we will send you any accrued dividends by check. You can write an unlimited number of checks, as long as each check is for $250 or more, and as long as the Fund account balance does not drop below $500. See "Minimum
                               Account Balances" on page 42.

                                 This option is not available for Pension or
                               Retirement Savings Program accounts (including IRA's), or any other account controlled by a fiduciary.

                              [LOGO APPEARS HERE]

------------------------------
 IF YOU WANT TO RECEIVE A      4. BY AUTOMATIC INCOME PLAN Under the Automatic
 FLAT AMOUNT EACH MONTH, USE   Income Plan we automatically redeem enough shares
 THE AUTOMATIC INCOME PLAN.    each month to provide you with a check or
 WE WILL AUTOMATICALLY SELL    automatic deposit to your bank account. The
 ENOUGH SHARES EVERY MONTH TO  minimum is $50 per Fund. Please tell us:
 PROVIDE YOU WITH AN INCOME
 PAYMENT. AMOUNTS PAID TO YOU  a) when you want to be paid each month;
 BY AUTOMATIC INCOME PLAN ARE
 NOT A RETURN ON YOUR          b) how much you want to be paid; and
 INVESTMENT. YOU MUST REPORT
 ANY GAINS OR LOSSES ON YOUR   c) from which Fund(s).
 INCOME TAX RETURN. WE WILL
 PROVIDE INFORMATION TO YOU    . To set up an Automatic Income Plan, call us at
 CONCERNING ANY GAIN OR LOSS.    1-800-89-ASK-US.
------------------------------
                                 If your monthly income payments exceed the
                               dividends, interest, and capital appreciation on your shares, the payments will deplete your investment.

                                 You can specify the Automatic Income Plan when
                               you make your first investment. If you sign up for the plan later, the request for the Automatic Income Plan or any increase in payment amount must be signed by all owners of your account.

                                 You can request us to send payments to an
                               address other than the address of record at the time of your first investment. After that, a request to send payments to an address other

--------------------------------------------------------------------------------
                              HOW TO SELL SHARES
--------------------------------------------------------------------------------

                               than the address of record must be signed by all owners of your account, with their signatures guaranteed.

                                 The Automatic Income Plan option can be
                               terminated at any time. If it is, we will notify you. You can terminate the Plan or change the amount of the payments by writing or calling us. Termination or change will become effective within 15 days after we receive your instructions.

                               HOW LONG WILL IT TAKE? We will usually send your redemption payment to you on the second business day after we receive your request, but not later than seven days afterwards, assuming we have all the information we need. If the information you provide us is incomplete, we will contact you, but this may delay the redemption.

                                 The Company may postpone such payment if: (a)
                               the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the U.S. Securities and Exchange Commission (the "Commission"), or the Commission requires that trading be restricted; or (c) the Commission permits a delay for the protection of investors.

                                 When a redemption occurs shortly after a recent
                               check purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares by check, you can avoid this delay by wiring your purchase payment.

                                 If you request a redemption check within 30
                               days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling in your new address to us as soon as possible.

                               POINTS TO REMEMBER WHEN REDEEMING

                               . All redemptions are made and the price is
                                 determined on the day we receive all necessary documentation. See "When Share Price Is Determined" on page 46.

                               . We cannot accept redemptions specifying a
                                 certain date or price. We will return these requests.

                               . For redemptions greater than $250,000 the
                                 Company reserves the right to give you
                                 marketable securities instead of cash. See the Statement of Additional Information, or call us at 1-800-89-ASK-US.

                               . Except for a transfer of redemption proceeds to
                                 the custodian of a tax-qualified plan, we will make all payments to the registered owner of the shares, unless you tell us otherwise.

--------------------------------------------------------------------------------
                            HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

                                 We will mail all checks to the address of record, unless you tell us otherwise.

                               . If the redemption request is made by a
                                 corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.

                               . A request to redeem shares in an IRA or 403(b)
                                 plan must be accompanied by an IRS Form W4-P
                                 (pension income tax withholding form, which we will provide) and a reason for withdrawal. This is required by the IRS.

                               Please call us at 1-800-89-ASK-US or write to Transamerica Investors, P.O. Box 9232, Boston, MA 02205-9232 for further information.

                                            HOW TO EXCHANGE SHARES

------------------------------
 EXCHANGING SHARES AMONG       BETWEEN FUNDS AND CLASSES If your investment
 FUNDS WITH DIFFERENT          needs change, you can exchange shares in any Fund
 INVESTMENT OBJECTIVES GIVES   for shares of any other Fund within the same
 YOU THE OPPORTUNITY TO KEEP   class. Exchanges can be made in writing or by
 YOUR GOALS IN SIGHT AS YOUR   telephone at any time by shareholders. The
 LIFESTYLE AND NEEDS CHANGE.   procedures relating to exchanges in writing and
 FOR EXAMPLE, AS YOU GET       by telephone are the same as for purchases.
 CLOSER TO RETIREMENT AGE,     Exchanges are available to any resident of any
 YOU MAY WANT TO MOVE SOME OF state in which shares of the Fund are legally YOUR INVESTMENT DOLLARS INTO sold.
 MORE CONSERVATIVE FUNDS TO
 BETTER PROTECT YOUR NEST        Exchanges between different classes of shares
 EGG.                          will be on the basis of the relative net asset
------------------------------ values of the respective shares to be exchanged.
                               You may be able to exchange your shares for shares of a class having a different pricing structure if you are no longer eligible to purchase shares of the original class due to a change in your status. You will receive advance notice if your shares must be exchanged for another class of shares.

                              [LOGO APPEARS HERE]

                               BY AUTOMATIC EXCHANGE PLAN You can make automatic share exchanges either once or twice a month. You can request the service in writing to us. Your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for information.

------------------------------
 EXCHANGES ARE TREATED THE     POINTS TO REMEMBER WHEN MAKING EXCHANGES
 SAME AS PURCHASES AND
 REDEMPTIONS. THERE ARE TAX    . Make sure you understand the investment
 CONSIDERATIONS YOU SHOULD       objective of the Fund into which you are
 DISCUSS WITH YOUR TAX           exchanging shares. The exchange service is not
 ADVISER.                        designed to give shareholders the opportunity
------------------------------   to "time the market." It gives you a convenient
                                 way to change the balance between the accounts so that it more

--------------------------------------------------------------------------------
                   OTHER INVESTOR REQUIREMENTS AND SERVICES
--------------------------------------------------------------------------------

                                 closely matches your overall investment
                                 objectives and risk tolerance level.

                               . You can make an unlimited number of exchanges
                                 between the Funds. However, unless you are using the Automatic Exchange Plan, further exchanges may be suspended for the remainder of any calendar year during which you make more than four exchanges involving a single Fund. This limitation is designed to keep each Fund's asset base stable and to reduce its administrative expenses.

                               . An exchange is treated as a sale of shares from
                                 one Fund and the purchase of shares in another Fund. Exchanges are taxable events. See "What About Taxes?" on page 44.

                               . Exchanges into or out of the Funds are made at
                                 the next determined net asset value per share after we receive all necessary information for the exchange.

                               . Exchanges are accepted only if the ownership
                                 registrations of both accounts are identical.

                               . The Company reserves the right to reject any
                                 exchange request and to modify or terminate the exchange option at any time.

                                               OTHER INVESTOR
                                          REQUIREMENTS AND SERVICES

                               TAX IDENTIFICATION NUMBER You must furnish your taxpayer identification number and state whether or not you are subject to back-up withholding for prior under-reporting. If you don't furnish your tax I.D. number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to federal withholding tax.

                               CHANGING YOUR ADDRESS To change the address on your account, please call us at 1-800-89-ASK-US, or send us a written notification signed by all registered owners of your account. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 30 days after an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred. See "How to Sell Shares" on page 37.

                               SIGNATURE GUARANTEE When a signature guarantee is required, e.g., when the redemption amount is more than $50,000, the signature of each owner of record must be guaranteed by a bank or trust company (or savings bank, savings and loan association, or a member of a national stock exchange). This is required to comply with general stock transfer rules. You must obtain a written

--------------------------------------------------------------------------------
                   OTHER INVESTOR REQUIREMENTS AND SERVICES
--------------------------------------------------------------------------------

                               guarantee that states "Signature(s) Guaranteed" and is signed in the name of the guarantor by an authorized person. If you have any questions, call 1-800-89-ASK-US.

                                 Our policy to waive the signature guarantee for
                               amounts of $50,000 or less can be amended or discontinued at any time. A signature guarantee may be required with regard to any particular redemption transaction.

------------------------------
 THERE IS A LOT OF             MINIMUM ACCOUNT BALANCES You must maintain a
 ADMINISTRATIVE WORK IN        minimum balance of $500 in each Fund in which you
 MAINTAINING YOUR ACCOUNT SO   own shares. If a Fund's value falls below $500 as
 WE REQUIRE THAT YOU KEEP AT   a result of your action, we will notify you. You
 LEAST $500 IN EACH FUND       will have 30 days to increase your balance to or
 ACCOUNT. OF COURSE, YOU'RE    above the minimum. If you do not increase your
 INVESTING FOR THE LONG HAUL, balance, we will redeem your shares and pay the SO IT'S TO YOUR ADVANTAGE TO value to you.
 KEEP BUILDING UP YOUR
 ACCOUNTS. THIS GIVES YOUR       This minimum does not apply if you are actively
 MONEY A CHANCE TO REALLY      contributing to that Fund through an Automatic
 WORK FOR YOU.                 Investment Plan. If your Fund is for a Pension or
------------------------------ Retirement Savings Program, you may have the option of combining your Funds to achieve the minimum.

                               HOW YOU WILL GET ON GOING INFORMATION ABOUT THE FUNDS We will send you a consolidated, of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

------------------------------
 WE'LL KEEP YOU INFORMED         We will send you an annual report that includes
 ABOUT HOW YOUR INVESTMENTS audited financial statements for the fiscal year. ARE DOING WITH QUARTERLY It will include a list of securities in each Fund STATEMENTS AND SEMI-ANNUAL on that date. We will also send you a semi-annual
 AND ANNUAL REPORTS.           report that includes unaudited financial
------------------------------ statements for the previous six months. It will also include a list of securities in each Fund on that date.

                                 We will send you a new Prospectus each year.
                               The Statement of Additional Information is also revised each year. We will send this to you only if you request it.

                               HOW TO TRANSFER YOUR SHARES TO ANOTHER PERSON You can transfer ownership of your shares to another person or organization, or change the name on an account, by sending us written instructions. The request must be signed by all registered owners of your account. To change the name on an account, the shares must be transferred to a new account. The request must include a signature guarantee. See "Signature Guarantee" on page 41. This option is not available for Pension or Retirement Savings Programs. Please call us at 1-800-89-ASK-US for additional information.

--------------------------------------------------------------------------------
                          DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

                          DIVIDENDS AND CAPITAL GAINS

------------------------------
 YOU'RE INVESTING IN THE         We distribute substantially all of the Funds'
 FUNDS BECAUSE YOU WANT YOUR   net investment income in the form of dividends to
 MONEY TO GROW. THE            you. The following table shows how often we pay
 INVESTMENT INCOME GENERATED   dividends on each Fund.
 BY A FUND IS DISTRIBUTED TO
 YOU EITHER AS DIVIDENDS OR
 CAPITAL GAINS, OR BOTH. YOU
 CAN CHOOSE TO REINVEST OR
 TAKE CASH, ACCORDING TO THE
 THREE OPTIONS DESCRIBED IN
 THIS SECTION.
------------------------------

                               FUND                                                     DIVIDEND PAID
                               Transamerica Premier Equity Fund                         Quarterly
                               ----------------------------------------------------------------------
                               Transamerica Premier Index Fund                          Quarterly
                               ----------------------------------------------------------------------
                               Transamerica Premier Bond Fund                           Monthly
                               ----------------------------------------------------------------------
                               Transamerica Premier Balanced Fund                       Quarterly
                               ----------------------------------------------------------------------
                               Transamerica Premier Short-Intermediate Government Fund  Monthly
                               ----------------------------------------------------------------------
                               Transamerica Premier Cash Reserve Fund                   Monthly
                               ----------------------------------------------------------------------

                                 Although we pay dividends monthly on the
                               Transamerica Premier Cash Reserve Fund, dividends are determined daily. You may purchase shares of the Transamerica Premier Cash Reserve Fund by wiring federal funds to State Street Bank, the Custodian. If you notify us by calling 1-800-89-ASK-US by 1:00 p.m. Eastern standard time, and State Street receives your wired funds by 4:00 p.m. Eastern standard time, your purchase will be effective immediately, and you will begin to earn dividends on that business day. Federal funds wires will be accepted only on a day on which the Federal Reserve is open. To redeem shares of the Transamerica Premier Cash Reserve Fund by federal funds wire, call 1-800-89-ASK-US. We will wire funds to you the next business day on which the Federal Reserve is open. You will earn dividends on the day you request redemption by telephone.

                                 We distribute net capital gains, if any, on all
                               of the Funds annually.

                                 You can select from among the following
                               distbution options:

--------------------------------------------------------------------------------
 REINVESTED                    You can have all of your dividends and capital
                               gains distributions reinvested in additional
                               shares of the same or any other Fund. Unless you
                               choose one of the other options, we will select
                               this option for you automatically;
--------------------------------------------------------------------------------
 CASH AND REINVESTED           You can choose to have either your dividends or
                               your capital gains paid in cash and the other
                               will be reinvested in additional shares in the
                               same or any other Fund; or
--------------------------------------------------------------------------------
 ALL CASH                      You can choose to have your dividends and capital
                               gains distributions paid in cash.
--------------------------------------------------------------------------------

                                 We make distributions for each Fund on a per
                               share basis to the shareholders of record as of the distribution date of that Fund. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.

--------------------------------------------------------------------------------
                               WHAT ABOUT TAXES?
--------------------------------------------------------------------------------

                                                WHAT ABOUT TAXES?

------------------------------
 GENERALLY WHETHER OR NOT YOU  FEDERAL TAXES* Dividends paid by a Fund from net
 CHOOSE TO REINVEST YOUR       investment income, the excess of net short-term
 DIVIDENDS AND CAPITAL GAINS   capital gain over net long-term capital loss, and
 OR TAKE THEM IN CASH, THEY    original issue discount or certain market
 ARE CONSIDERED BY THE IRS TO  discount income will be taxable to shareholders
 BE TAXABLE INCOME.            as ordinary income. Distributions paid by a Fund
------------------------------ from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. We will notify you after each calendar year of the amount and character of distributions you received from each Fund for federal tax purposes.

                                 For IRA's and pension plans, dividends and
                               capital gains are reinvested and not taxed until you receive a qualified distribution from your IRA or pension plan.

                                 You need to consider the tax implications of
                               buying shares immediately prior to a
                               distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. You will be taxed when you receive the distribution even though the distribution represents a return of a portion of the purchase price. You may want to call us at 1-800-89-ASK-US before your purchase. We'll tell you if a distribution is due.

                                 Redemptions and exchanges of shares are taxable
                               events which may represent a gain or a loss for the shareholder.

                                 Individuals and certain other classes of
                               shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.

                                 When you sign your account application, you
                               will be asked to certify that your social
                               security or taxpayer identification number is
------------------------------ correct. You will also be asked to certify that
 THERE ARE SPECIAL TAX         you are not subject to backup withholding for
 CONSIDERATIONS IF YOU ARE     failure to report income to the Internal Revenue
 TAKING A CASH DISTRIBUTION    Service.
 FROM A PENSION PLAN AND
 ROLLING IT OVER TO AN IRA IN
 ONE OF THE FUNDS. YOU NEED    PENSION AND RETIREMENT SAVINGS PROGRAMS The tax
 TO DISCUSS THIS WITH YOUR     rules applicable to participants and
 TAX ADVISER.                  beneficiaries in Pension and
------------------------------

--------------------------------------------------------------------------------
                                  SHARE PRICE
--------------------------------------------------------------------------------

                               Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits:

                               1. distributions prior to age 591/2 (subject to
                                  certain exceptions);
                               2. distributions that do not conform to specified
                                  commencement and minimum distribution rules;
                               3. aggregate distributions in excess of a
                                  specified annual amount; and
                               4. in other specified circumstances.

                                 You should consult a qualified tax advisor for
                               more information.

                               OTHER TAXES In addition to federal taxes, you may be subject to state and local taxes on payments received from us. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. Check with your own tax adviser regarding specific questions as to federal, state and local taxes.

                               *For each taxable year, we intend to qualify each
                                Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the shareholders (you) are subject to tax on these distributions.

                                              SHARE PRICE

------------------------------
 THE PRICE OF YOUR SHARES IS   HOW SHARE PRICE IS DETERMINED We value Fund
 REFERRED TO AS THEIR NET      securities, primarily traded on a domestic
 ASSET VALUE. WE CALCULATE     securities exchange or NASDAQ, at the last sale
 THE NET ASSET VALUE EACH DAY  price on that exchange on the day the valuation
 THE NEW YORK STOCK EXCHANGE   is made. We take price information on listed
 (THE "EXCHANGE") IS OPEN.     securities from the exchange where the security
------------------------------ is primarily traded. If no sale is reported, we use the mean of the latest bid and asked prices.
                               We generally price securities traded over-the-counter the same way. When market quotations are not readily available, we value securities and other assets at fair value as determined in good faith by the Board.

                                 We will value all securities held by the
                               Transamerica Premier Cash Reserve Fund, and any short-term investments

--------------------------------------------------------------------------------
                                  SHARE PRICE
--------------------------------------------------------------------------------

------------------------------
 WHEN YOU BUY OR SELL SHARES, of the other Funds with maturities of 60 days or YOU GET THE SHARE PRICE THAT less at the time of purchase, on the basis of
 WE DETERMINE AT THE CLOSE OF  amortized cost when the Board determines that
 THE EXCHANGE ON THE DAY WE    amortized cost is fair value. Amortized cost
 RECEIVE YOUR REQUEST. IF WE   involves valuing an investment at its cost and a
 RECEIVE YOUR REQUEST AFTER    constant amortization to maturity of any discount
 THE CLOSE OF THE EXCHANGE,    or premium, regardless of the effect of assuming
 YOU GET THE SHARE PRICE AT    movements in interest rates. For more
 THE CLOSE OF THE FOLLOWING    information, see the Statement of Additional
 DAY.                          Information.
------------------------------

                                 WHEN SHARE PRICE IS DETERMINED The price of
                               your shares is their net asset value. We determine the net asset value by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Except for the Transamerica Premier Cash Reserve Fund, we determine the net asset value only on days that the New York Stock Exchange (the "Exchange") is open. We determine the net asset value of the Transamerica Premier Cash Reserve Fund only on days that the Federal Reserve is open.

                                 If we receive your investment or redemption
                               request before the close of business on the Exchange, usually 4:00 p.m. Eastern standard time, your share price for that transaction will be the price we determine at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, we use the share price at the close of the Exchange the next day the Exchange is open. We consider investment and redemption requests by telephone to be received at the time of your telephone call, assuming you've given us all required information.

                                 We consider purchase payments to be received
                               only when your check, wire, or automatic investment funds are received by us along with all required information. We consider wired funds to be received on the day they are deposited in the Company's bank account. If you call us with wire instructions before the Exchange closes, we usually deposit the money that day.

                               WHERE TO FIND INFORMATION ABOUT SHARE PRICE You can get the current net asset values of your Funds by calling us at 1-800-89-ASK-US. The net asset value of each Fund may also be published in leading newspapers daily, once its net assets reach a certain amount.

--------------------------------------------------------------------------------
                     INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

                                           INVESTMENT ADVISER
                                            AND ADMINISTRATOR

                               INVESTMENT ADVISER SERVICES The Investment
                               Adviser is responsible for making investment decisions for the Funds. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

                                 Trading decisions for each of the Funds
                               described in this Prospectus are made by a team of expert managers and analysts headed by a team leader. The team leaders are primarily responsible for the day-to-day decisions related to their Fund. They are supported by the entire group of managers and analysts. The team leader of any one Fund may be on another Fund team. The transactions and performance of the Funds are reviewed continuously by the Investment Adviser's senior officers.

                                 Here's a listing and brief biography of the
                               team leaders for each of the Funds:

                               . TRANSAMERICA PREMIER EQUITY FUND Glen E.
                                 Bickerstaff. Vice President, Senior Fund
                                 Manager and Director of Research, Transamerica Investment Services. B.S., University of Southern California, 1980. Vice President, Fish & Lederer Investment Counsel, 1986-1987. Vice President, Pacific Century Advisers, 1980-1986.

                               . TRANSAMERICA PREMIER INDEX FUND Christopher J.
                                 Bonavico. Equity Trader & Analyst, Transamerica Investment Services, M.B.A., New York University, 1993. B.S., University of Delaware, 1987. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst, Planning & Financial Management, Chase Manhattan Bank, 1988-1989.

                               . TRANSAMERICA PREMIER BOND FUND Sharon K.
                                 Kilmer, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. M.B.A., University of Southern California, 1982. B.A., University of Southern California (Magna Cum Laude, Phi Beta Kappa), 1980. Joined Transamerica in 1982.

--------------------------------------------------------------------------------
                     INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

                               . TRANSAMERICA PREMIER BALANCED FUND
                                 BONDS Sharon K. Kilmer, C.F.A. (see above).
                                 STOCKS Jeffrey S. Van Harte, C.F.A. Vice
                                 President and Senior Fund Manager, Transamerica Investment Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton, 1980. Securities Analyst and Trader, Transamerica Investment Services, 1980-1984.

                               . TRANSAMERICA PREMIER SHORT-INTERMEDIATE
                                 GOVERNMENT FUND AND TRANSAMERICA PREMIER CASH RESERVE FUND Kevin J. Hickam, C.F.A. Assistant Vice President and Fund Manager, Transamerica Investment Services. Member of Los Angeles Society of Financial Analysts. M.B.A., Cornell University, 1989. B.S., California State University at Chico, 1984. Senior Accountant, Santa Clara Savings, 1984-1987.

                               ADVISER FEE For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly.

                                 The annual fee percentages for the Transamerica
                               Premier Equity Fund are .85% on the first $1 billion of assets. This reduces to: .82% on the next $1 billion; and finally .80% on assets over $2 billion. The corresponding fee percentages for the Transamerica Premier Index Fund are .30%, .30%, and .30% respectively. The corresponding fee percentages for the Transamerica Premier Bond Fund are .60%, .57%, and .55%, respectively. The corresponding fee percentages for the Transamerica Premier Balanced Fund are .75%, .72%, and .70%, respectively. The corresponding fee percentages for the Transamerica Premier Short-Intermediate Government Fund are .50%, .50%, and .50%, respectively. The corresponding fee percentages for the Transamerica Premier Cash Reserve Fund are .35%, .35%, and .35%, respectively.

                                 The Investment Adviser will reduce the Adviser
                               Fee each Fund must pay if the fee exceeds any state-imposed restrictive expense limitations. This excludes permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses. The Investment Adviser may waive some or all of these fees from time to time at its discretion.

                               ADMINISTRATOR SERVICES The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation and not already paid by the Investment Adviser. Each Fund pays all of its expenses not assumed by the Administrator. This includes transfer agent and custodian fees and expenses, legal and

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

                               auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

                                 The Administrator may from time to time
                               reimburse the Funds for some or all of their operating expenses, including 12b-1 fees. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. This practice may be terminated at any time.

                                           GENERAL INFORMATION

                               TRANSAMERICA INVESTORS, INC. Transamerica
                               Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the Securities and Exchange Commission under the 1940 Act as an open-end, diversified management investment company of the series type. Each Fund constitutes a separate series. Each series has two classes of shares, Investor Shares and Adviser Shares. The fiscal year-end of each of the Funds is December 31.

                                 The Company is authorized to issue and sell
                               multiple classes of shares for each of the Funds. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares.

                                 Except for the differences noted below and
                               elsewhere in this Prospectus, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Funds and when issued, is fully paid and nonassessable. Each share of each class represents an identical legal interest in the same investments of a Fund, except that Adviser Shares have higher distribution fees. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under the 12b-1 distribution plan. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, just that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

                                 As a Maryland corporation, the Company is not
                               required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

                               entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

                               CUSTODIAN AND TRANSFER AGENT Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Funds, provides recordkeeping services, and serves as the Funds' custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

------------------------------
 BOSTON FINANCIAL DATA           Under a Transfer Agency Agreement, Boston
 SERVICES, ONE OF THE BIGGEST  Financial Data Services ("BFDS"), Two Heritage
 AND MOST EXPERIENCED          Drive, Quincy, Massachusetts 02171, serves as the
 TRANSFER AGENTS IN THE        Funds' transfer agent. The transfer agent is
 BUSINESS, HANDLES ALL YOUR    responsible for: a) opening and maintaining your
 ACCOUNT TRANSACTIONS AND      account; b) reporting information to you about
 PROVIDES REPORTS TO YOU       your account; c) paying you dividends and capital
 ABOUT YOUR ACCOUNT. FOR       gains; and d) handling your requests for
 INFORMATION ABOUT YOUR        exchanges, transfers and redemptions.
 ACCOUNT, CALL THE
 TRANSAMERICA INVESTORS TEAM   DISTRIBUTOR Transamerica Securities Sales
 AT 1-800-89-ASK-US.           Corporation ("TSSC") is the principal underwriter
------------------------------ and distributor of the shares of each of the
                               Funds. TSSC will distribute Investor Shares.

                                 TSSC is a wholly-owned subsidiary of
                               Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer. TSSC is also a member of the National Association of Securities Dealers, Inc.

                               DISTRIBUTION PLAN Each Fund makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended. These fees accrue daily and are based on an annual percentage of the daily average net value of the assets represented by each class of shares.

                                 The 12b-1 plan of distribution and related
                               distribution contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

                               keep the excess. The Company will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Transamerica Investors, Inc. Board of Directors (the "Board") will review the distribution plan, contracts and TSSC's expenses for each class of shares quarterly.

                                 For the Investor Shares class, there is an
                               annual 12b-1 distribution fee of .25% of the average daily net assets of the Investor shares of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is. 10%. This fee covers such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds.

                                 From time to time, and for one or more Funds
                               within each class of Shares, the Distributor may waive all or any portion of these fees at its discretion. All or any portion of these fees may be paid by the Administrator for the Company, at the discretion of the Administrator.

                               PERFORMANCE INFORMATION The Company may publish performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

                                 The performance of a Fund can also be measured
                               in terms of yield. Each Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

                                 A Fund can also separate its cumulative and
                               average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

                                 The performance information which may be
                               published for the Funds is historical. It is not intended to represent or guarantee future results. The value of your Fund shares can be more or less than their original cost when they are redeemed. For more information, see the Statement of Additional Information.

                               MATERIAL LEGAL PROCEEDINGS There are no material legal proceedings to which the Company is subject, or to which the Investment Adviser, the Administrator, or the Distributor are subject which are likely to have a material adverse effect on their ability to perform their obligations to the Company, or on the Company itself.

                               SUMMARY OF BOND RATINGS Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."


                                                                                    STANDARD &
                               INVESTMENT GRADE                  MOODY'S            POOR'S
                               ---------------------------------------------------------------
                               Highest quality                   Aaa                 AAA
                               ---------------------------------------------------------------
                               High quality                      Aa                  AA
                               ---------------------------------------------------------------
                               Upper medium                      A                   A
                               ---------------------------------------------------------------
                               Medium, speculative features      Baa                 BBB
                               ---------------------------------------------------------------

                               LOWER QUALITY
                               ---------------------------------------------------------------
                               Moderately speculative            Ba                  BB
                               ---------------------------------------------------------------
                               Speculative                       B                   B
                               ---------------------------------------------------------------
                               Very speculative                  Caa                 CCC
                               ---------------------------------------------------------------
                               Very high risk                    Ca                  CC
                               ---------------------------------------------------------------
                               Highest risk, may not be
                               paying interest                   C                   C
                               ---------------------------------------------------------------
                               In arrears or default             C                   D
                               ---------------------------------------------------------------

                                 For more detailed information on bond ratings,
                               including gradations within each category of quality, see the Statement of Additional Information.

------------------------------
 TRANSAMERICA PREMIER FUNDS    PENSION AND RETIREMENT SAVINGS PROGRAMS
 PROVIDE A GOOD SELECTION OF   Following is a listing of Pension and Retirement
 FUNDS FOR YOUR RETIREMENT OR  Savings Programs.
 SAVINGS NEEDS.
------------------------------ . 401(a),401(k), profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships, and sole proprietors.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

                               . Section 403(b)(7) (Tax-Sheltered Annuity) Plans
                                 for employees of educational organizations or other qualifying, tax exempt organizations.

                               . Individual Retirement Account ("IRA"), or
                                 comparable program, for individuals and
                                 Simplified Employee Pension ("SEP") Plans for employers (including sole proprietors) and their employees.

                               . Section 457 deferred compensation plans for
                                 employees of state governments and tax exempt organizations.

                               . Employers' non-qualified plans or savings
                                 programs, that do not qualify for federal tax advantages.

                               . Other retirement plans or savings programs
                                 allowed by the Board.

                                        TRANSAMERICA PREMIER FUNDS
                                              INVESTOR SHARES

                                    Supplement Dated September 22, 1995 to
                               Investor Shares Prospectus Dated September 22,
                               1995

                                 The following information supplements, and
                               should be read in conjunction with, the
                               Prospectus to which this endorsement is attached.

                                 The following information supplements the
                               section titled "Fund Expenses."

                                 As an additional subsidy to introduce the
                               Funds, beginning on the date of commencement of Fund sales, the Investment Adviser will waive the Adviser Fee and the Administrator will assume any other operating expenses for each Fund, other than certain extraordinary or nonrecurring expenses, which together exceed 0.25% of the average daily net assets for each Fund until the earlier of December 31, 1995 or such time as the Fund's assets exceed $50 million.

                                 The estimated operating expenses for the period
                               from the date of commencement of Fund sales until December 31, 1995 are as follows:

ESTIMATED FUND OPERATING EXPENSES TO 12/31/95
(as a percent of average net assets)

                                                          OTHER EXPENSES    TOTAL OPERATING
                           ADVISER FEE                    AFTER REIM-       EXPENSES AFTER WAIVER
FUND                       AFTER WAIVER   12B-1 FEE       BURSEMENT         AND REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Premier Equity             0.00%          0.25%           0.00%             0.25%
--------------------------------------------------------------------------------------------------
Premier Index              0.00%          0.10%           0.15%             0.25%
--------------------------------------------------------------------------------------------------
Premier Bond               0.00%          0.25%           0.00%             0.25%
--------------------------------------------------------------------------------------------------
Premier Balanced           0.00%          0.25%           0.00%             0.25%
--------------------------------------------------------------------------------------------------
Premier Short-
Intermediate Government    0.00%          0.25%           0.00%             0.25%
--------------------------------------------------------------------------------------------------
Premier Cash Reserve       0.00%          0.10%           0.15%             0.25%
--------------------------------------------------------------------------------------------------

                                 The estimated annual operating expenses,
                                               ------
                               assuming the above figures until December 31, 1995 and the figures currently in the Prospectus after December 31, 1995 are as follows:

ESTIMATED ANNUAL FUND OPERATING EXPENSES
(as a percent of average net assets)
                                                            OTHER EXPENSES   TOTAL OPERATING
                            ADVISER FEE                     AFTER REIM-      EXPENSES AFTER WAIVER
FUND                        AFTER WAIVER    12B-1 FEE       BURSEMENT        AND REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Premier Equity              0.64%           0.25%           0.30%            1.19%
--------------------------------------------------------------------------------------------------
Premier Index               0.22%           0.10%           0.27%            0.59%
--------------------------------------------------------------------------------------------------
Premier Bond                0.45%           0.25%           0.34%            1.04%
--------------------------------------------------------------------------------------------------
Premier Balanced            0.56%           0.25%           0.34%            1.15%
--------------------------------------------------------------------------------------------------
Premier Short-
Intermediate Government     0.37%           0.25%           0.08%            0.70%
--------------------------------------------------------------------------------------------------
Premier Cash Reserve        0.26%           0.10%           0.23%            0.59%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    TRANSAMERICA PREMIER PORTFOLIO OF FUNDS
--------------------------------------------------------------------------------

                                    [LOGO]

EASY NEW ACCOUNT APPLICATION                                      INVESTOR CLASS

                                      Please send your completed application to:

To invest in a Premier IRA         TRANSAMERICA
account, call 1-800-89-ASK-US       INVESTORS             TRANSAMERICA INVESTORS
for an IRA application.                                   P.O. BOX 9232
Do not use this form.                                     BOSTON, MA 02205-9232

1   PROVIDE YOUR SOCIAL SECURITY NUMBER

OWNER'S OR MINOR'S SOCIAL SECURITY (OR TAX ID NUMBER)
Use Minor's Social Security Number for Custodial Account
[_][_][_][_][_][_][_][_][_]

JOINT OWNER's OR CUSTODIAN'S SOCIAL SECURITY (OR TAX ID NUMBER)
[_][_][_][_][_][_][_][_][_]

2   YOUR PREMIER ACCOUNT OWNERSHIP
Please print clearly. Choose one only.

[_] INDIVIDUAL OR JOINT ACCOUNT
    Joint tenancy with right of survivorship unless otherwise indicated Owner's Name (first, middle initial, last)
    [____________________________]

    Joint Owner's Name (first, middle initial, last)
    [____________________________]

[_] CUSTODIAL ACCOUNT
    Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
    Custodian's Name (first, middle initial, last)
    [____________________________]

    Minor's Name (first, middle initial,last)
    [____________________________]

    Minor's State of Residence
    [____________________________]


[_] TRUST, CORPORATION, BUSINESS, OR OTHER ENTITY ACCOUNT
    Name of Trust, Corporation, Business, or Other Entity
    [____________________________]

    Trustee Name or Type of Entity
    [____________________________]

    Name of Trust Beneficiary (optional)     Date of Trust Agreement
    [____________________________]           [_][_]-[_][_]-[_][_]

3   YOUR ADDRESS

    Street Address or P.O. Box
    [____________________________]

    [____________________________]

    City                    State
    [_____________________] [_][_]

    Zip Code
    [_][_][_][_][_]-[_][_][_][_]

4   NECESSARY ACCOUNT INFORMATION

    Daytime Telephone Number            Ext.
    [_][_][_]-[_][_][_]-[_][_][_][_]    [_][_][_][_]

    Evening Telephone Number            Ext.
    [_][_][_]-[_][_][_]-[_][_][_][_]    [_][_][_][_]

    Date of Birth (Owner/Minor)         Date of Birth (Joint Owner/Custodian)
    [_][_]-[_][_]-[_][_]                [_][_]-[_][_]-[_][_]

    [_]U.S. Citizen           [_]Resident Alien         [_]Nonresident Alien

    Country (Nonresident alien only)
    [____________________________]

5   SELECT YOUR METHOD OF PAYMENT
[_] BY CHECK (ENCLOSED)
    Check made payable to Transamerica Investors. (Complete Section 6.)


[_] BY WIRE TRANSFER
    Please call 1-800-89-ASK-US for the following information and wiring instructions. (Complete Section 6.)

    Account Number (Call 1-800-89-ASK-US.)    Date of Wire
    [_][_][_][_][_][_][_][_][_]               [_][_]-[_][_]-[_][_]

[_] BY AUTOMATIC INVESTMENT PLAN
    (Complete Section 7.)

[_] BY PAYROLL AND OTHER CHECK DEDUCTION TYPE PROGRAMS
    Please include a completed check deduction form with this application.

    Deduction Amount
     $[_][_],[_][_][_].[_][_]

6   SELECT YOUR PREMIER PORTFOLIO OF FUNDS

The minimum initial investment is $1,000 per fund, (Minimum for UGMA $250, Automatic Investment Plan $50 per fund.) COMPLETE THIS SECTION IF YOU ARE SENDING A CHECK OR INVESTING BY WIRE TRANSFER.

[_] PREMIER EQUITY FUND
    $[_],[_][_][_],[_][_][_].[_][_]

[_] PREMIER INDEX FUND
    $[_],[_][_][_],[_][_][_].[_][_]

[_] PREMIER BOND FUND
    $[_],[_][_][_],[_][_][_].[_][_]

[_] PREMIER BALANCED FUND
    $[_],[_][_][_],[_][_][_].[_][_]

[_] PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND
    $[_],[_][_][_],[_][_][_].[_][_]

[_] PREMIER CASH RESERVE FUND
    $[_],[_][_][_],[_][_][_].[_][_]
    ===============================
    TOTAL Investment In Your Premier Portfolio of Funds
    $[_],[_][_][_],[_][_][_].[_][_]

[LOGO APPEARS HERE]                    SPECIAL ACCOUNT FEATURES ON REVERSE SIDE.

1-800-89-ASK-US Transamerica Securities Sales Corporation Distributor
--------------------------------------------------------------------------------
         TRANSAMERICA PREMIER CASH RESERVE FUND CHECKWRITING PRIVILEGE

PLEASE COMPLETE THE REVERSE SIDE FOR CHECKWRITING AUTHORIZATION FOR TRANSAMERICA PREMIER CASH RESERVE FUND ONLY.

CHECKWRITING PRIVILEGE
--------------------------------------------------------------------------------
By electing the checkwriting privilege and signing the signature card I acknowledge that I am subject to the rules and regulations of the State Street Bank & Trust Company ("Bank") as currently existing and as they may be amended from time to time. I designate the "Bank" as my designated representative to present checks drawn on my Fund account to the Fund or its Agent in the amount of the checks and deposit the proceeds in this checking account.

I understand that if my account is registered in joint tenancy, that all checks must include all signatures of all persons named on the account unless otherwise indicated.


MINIMUM AND MAXIMUM
--------------------------------------------------------------------------------
I understand that checks may not be in amounts less than $250 and that the Fund reserves the right to change these limits in its sole discretion. I agree that neither the Fund nor its Agent is responsible for any loss, expense, or cost arising from these redemptions. Also, if any of my shares have been purchased by check, I understand that redemption proceeds will not be available until such check (including a certified or cashier's check) received for the purchase has been cleared by the bank on which it is drawn, which could take up to fifteen days or more.

7   YOUR SPECIAL ACCOUNT FEATURES

A.  SETTING UP AN AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------

    This feature allows you to invest automatically on a monthly basis through your bank account. The minimum investment is $50 per fund.

[_] TO INVEST FROM YOUR BANK ACCOUNT, please complete Sections 7B & 7C. Also indicate the day (3 through 28 only) of month you would like to invest.

    Day of month
    [_][_]

--------------------------------------------------------------------------------
B. AUTOMATIC INVESTMENT AMOUNT BY FUND
--------------------------------------------------------------------------------

   Amount you would like to invest in each fund.

[_] PREMIER EQUITY FUND
    $[_][_],[_][_][_].[_][_]

[_] PREMIER INDEX FUND
    $[_][_],[_][_][_].[_][_]

[_] PREMIER BOND FUND
    $[_][_],[_][_][_].[_][_]

[_] PREMIER BALANCED FUND
    $[_][_],[_][_][_].[_][_]

[_] PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND
    $[_][_],[_][_][_].[_][_]

[_] PREMIER CASH RESERVE FUND
    $[_][_],[_][_][_].[_][_]
    ========================
    TOTAL Automatic Investment Amount
    $[_][_][_],[_][_][_].[_][_]

--------------------------------------------------------------------------------
C.  TRANSFERRING BETWEEN YOUR BANK AND TRANSAMERICA INVESTORS
--------------------------------------------------------------------------------
    You may purchase or redeem fund shares by simply calling a Transamerica Investors service representative. Your transaction will be processed by electronically moving money between your bank accounts and mutual fund accounts. Transfers can only be made when you initiate them and are made through the Automatic Clearing House (ACH) network or by wire. To initiate transfer by phone, please be sure that you did not decline the phone redemption service in Section 7E. This service becomes available approximately 20 days after your account is established.

[_] CHECK THIS BOX TO AUTHORIZE THIS SERVICE, AND PLEASE BE SURE TO ATTACH A
    VOIDED CHECK IF YOU ARE USING A CHECKING ACCOUNT OR A DEPOSIT SLIP IF YOU ARE USING A SAVINGS ACCOUNT.

    Any co-owner of your bank account who is NOT a co-owner of your fund account must sign below:

    Co-Owner's Signature
    [X_______________________________]

--------------------------------------------------------------------------------
D.  REINVESTING YOUR DISTRIBUTIONS
--------------------------------------------------------------------------------

Your dividends and capital gains will be reinvested in their respective funds. If you wish to receive them in cash, please check the appropriate box(es) below.


                                         Dividends  Capital Gains

PREMIER EQUITY FUND                      [_]        [_]

PREMIER INDEX FUND                       [_]        [_]

PREMIER BOND FUND                        [_]        [_]

PREMIER BALANCED FUND                    [_]        [_]

PREMIER SHORT-INTERMEDIATE GOVT. FUND    [_]        [_]

PREMIER CASH RESERVE FUND                [_]        [_]

--------------------------------------------------------------------------------
E.  EXCHANGING AND REDEEMING FUND SHARES
--------------------------------------------------------------------------------

    You can use the telephone to purchase, redeem or exchange fund shares among identically registered accounts unless you indicate otherwise below.

[_] I do NOT want telephone exchange, purchase, or redemption privileges.

    Corporations or other entities require an original or certified resolution authorizing that the individual signing in Section B has the legal capacity to sign and act on behalf of the corporation or entity.

8   SIGN YOUR APPLICATION
BY SIGNING THIS FORM, I CERTIFY THAT:

I have received, read, and agree to the terms of the prospectus for the Fund(s) in which I am investing. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

 . I authorize Transamerica Investors, and their affiliates and agents, to act on any instructions believed to be genuine for any service authorized on this form, including telephone purchase, redemption, and exchange services. Transamerica Investors uses reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone are genuine. If these procedures are not followed, it is the opinion of certain regulatory agencies that Transamerica Investors may be liable for any loss that may result from acting on instructions given. I understand that anyone I supply with the required account information can make phone purchases, redemptions, or exchanges on my behalf and that redemption checks will only be sent to the owner(s) shown in Section 2 and to the address in Section 3.

 . Transamerica Investors can redeem shares from my account(s) to reimburse a Fund for any loss due to nonpayment or other indebtedness.

 . Under penalty of perjury, I am NOT currently subject to IRS backup withholding because (1) I have not been notified or (2) notification has been revoked. (CROSS OUT "NOT" IF YOU ARE CURRENTLY SUBJECT TO IRS BACKUP WITHHOLDING.)

 . Under penalty of perjury, the Social Security or Tax Identification number(s) given are correct. If I fail to give the correct number or sign this form, Transamerica Investors may reject, restrict, or redeem my investment. If I fail to give the correct number or sign this form, I may be subject to IRS backup withholding of 31% of all distributions and redemptions, and I may be subject to a $50 IRS penalty.

 . By selecting the electronic transfer service in Section 7C. I hereby authorize Transamerica Investors to initiate credit and debit entries to my
   (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House (ACH) system, subject to the rules of the Financial Institution. ACH, and the Transamerica Investors Premier Fund(s). Transamerica Investors may correct any transaction error with a debit or credit to my Financial Institution account and/or Premier Fund account. This authorization, including any credit or debit entries initiated thereunder, is in full force and effect until I notify Transamerica Investors of its revocation by telephone or in writing and Transamerica Investors has had sufficient time to act on it.

PLEASE SIGN HERE

Signature of Owner                                   Date
[X_______________________________________________________________]

Signature of Co-Owner                                Date
[X_______________________________________________________________]



THANK YOU FOR CHOOSING TRANSAMERICA INVESTORS.

--------------------------------------------------------------------------------
TRANSAMERICA PREMIER CASH RESERVE FUND CHECKWRITING SIGNATURE/AUTHORIZATION CARD

Please complete and sign this card and return it with your application and investment to State Street Bank & Trust Company. Do not detach.

[_] I WOULD LIKE THE CHECKWRITING PRIVILEGE.

    This option is only available for the Transamerica Premier Cash Reserve Fund. (Not available for IRA, Pension, or Retirement Savings Plan accounts)

    Fund Account Number (if existing account)
    [_][_][_][_][_][_][_][_][_]

    Social Security or Taxpayer I.D. Number
    [_][_][_][_][_][_][_][_][_]

[_] CHECK IF ONLY ONE SIGNATURE IS REQUIRED

[_] CHECK IF ALL SIGNATURES ARE REQUIRED

    BY SIGNING THIS CARD, YOU ARE SUBJECT TO THE CONDITIONS PRINTED ON THE REVERSE SIDE.

    Name of Account Owner
    [X_______________________________________________________________]

    Name of Joint Account Owner
    [X_______________________________________________________________]

    Signature of Account Owner
    [X_______________________________________________________________]

    Signature of Joint Account Owner
    [X_______________________________________________________________]